M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Shares		Value (Note 1)
	Common Stocks—70.1%

	Australia—4.8%
4,611	29Metals Ltd.†,*	$1,127
13,414	Accent Group Ltd.	17,745
23,537	Adbri Ltd.*	48,008
3,859	AGL Energy Ltd.	20,973
4,977	ALS Ltd.	42,584
1,335	Altium Ltd.	56,738
36,996	Alumina Ltd.*	34,234
45,536	AMP Ltd.	34,718
2,792	Ampol Ltd.	72,394
2,326	Ansell Ltd.†	37,257
12,134	ANZ Group Holdings Ltd.	232,469
8,093	APA Group	44,353
4,679	Appen Ltd.†,*	1,784
1,187	ARB Corp. Ltd.†	31,985
4,576	Aristocrat Leisure Ltd.	128,224
978	ASX Ltd.†	42,330
10,882	Atlas Arteria Ltd.	37,796
477	AUB Group Ltd.	9,244
31,634	Aurizon Holdings Ltd.	82,457
5,745	Aussie Broadband Ltd.†,*	13,403
9,677	Austal Ltd.†	13,873
9,144	Australian Agricultural Co. Ltd.†,*	8,104
2,559	Australian Ethical Investment Ltd.	8,221
12,365	Bank of Queensland Ltd.†	50,924
11,536	Bapcor Ltd.†	47,435
39,961	Beach Energy Ltd.	47,785
4,696	Bega Cheese Ltd.	12,791
27,039	Bellevue Gold Ltd.†,*	33,214
6,079	Bendigo & Adelaide Bank Ltd.†	40,604
21,786	BHP Group Ltd.	628,494
7,612	BHP Group Ltd., ADR†	439,136
12,902	BHP Group Ltd., Class DI†	370,467
6,410	BlueScope Steel Ltd.	99,623
6,309	Boral Ltd.†,*	25,161
8,411	Boss Energy Ltd.*	26,145
13,591	Brambles Ltd.	143,034
18,400	Bravura Solutions Ltd.†,*	16,787
1,654	Breville Group Ltd.†	29,630
1,779	Brickworks Ltd.	33,016
3,952	Capricorn Metals Ltd.*	13,263
1,476	CAR Group Ltd.	34,703
4,694	Cettire Ltd.*	12,388
8,204	Challenger Ltd.	38,011
5,102	Champion Iron Ltd.†	24,636
5,238	City Chic Collective Ltd.†,*	1,399
15,298	Cleanaway Waste Management Ltd.	27,116
816	Clinuvel Pharmaceuticals Ltd.†	7,636
16,116	Coast Entertainment Holdings Ltd.†,*	5,566
263	Cochlear Ltd.	57,846
6,045	Codan Ltd.	42,819
9,946	Coles Group Ltd.	109,793
5,271	Collins Foods Ltd.	34,829
7,954	Commonwealth Bank of Australia	623,749

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Australia (Continued)
6,328	Computershare Ltd.	$107,668
55,582	Cooper Energy Ltd.*	7,968
38,608	Core Lithium Ltd.†,*	3,900
16,210	Coronado Global Resources, Inc., CDI#	13,204
1,547	Corporate Travel Management Ltd.†	17,128
1,552	Credit Corp. Group Ltd.†	18,741
765	CSL Ltd.	143,532
9,383	CSR Ltd.	53,929
2,536	Data#3 Ltd.	13,683
20,724	De Grey Mining Ltd.*	17,084
4,714	Deterra Royalties Ltd.	15,144
1,480	Dicker Data Ltd.†	10,387
4,479	Domain Holdings Australia Ltd.†	9,573
777	Domino's Pizza Enterprises Ltd.†	21,970
18,120	Downer EDI Ltd.	60,220
3,054	Eagers Automotive Ltd.†	28,180
5,273	Elders Ltd.†	32,231
9,982	Emerald Resources NL†,*	19,059
10,132	Endeavour Group Ltd.†	36,380
625	EQT Holdings Ltd.	11,974
26,880	Evolution Mining Ltd.	62,709
1,597	EVT Ltd.†	12,925
13,551	FleetPartners Group Ltd.†,*	33,203
2,988	Flight Centre Travel Group Ltd.†	42,545
13,617	Fortescue Ltd.	228,049
20,944	G8 Education Ltd.	16,378
5,421	Genesis Minerals Ltd.*	6,553
27,421	Gold Road Resources Ltd.	28,233
7,355	GrainCorp Ltd., Class A†	39,493
18,983	Grange Resources Ltd.†	5,443
4,005	GUD Holdings Ltd.†	30,796
9,346	GWA Group Ltd.	16,322
2,555	Hansen Technologies Ltd.	8,108
17,395	Harvey Norman Holdings Ltd.†	58,378
20,259	Healius Ltd.†,*	17,492
9,874	Helia Group Ltd.	25,158
897	HUB24 Ltd.	24,796
10,360	Humm Group Ltd.†	3,376
2,262	IDP Education Ltd.†	26,415
6,212	IGO Ltd.†	28,620
7,978	Iluka Resources Ltd.	37,484
13,872	Imdex Ltd.	21,062
28,249	Incitec Pivot Ltd.	53,200
11,778	Infomedia Ltd.	13,662
9,311	Inghams Group Ltd.†	21,782
16,350	Insignia Financial Ltd.†	26,849
25,090	Insurance Australia Group Ltd.	104,639
7,725	Integral Diagnostics Ltd.†	11,327
2,951	IPH Ltd.	12,134
3,090	IRESS Ltd.†,*	16,693
4,226	James Hardie Industries PLC, CDI*	169,666
1,702	JB Hi-Fi Ltd.	71,260
2,979	Johns Lyng Group Ltd.†	12,444
34,101	Karoon Energy Ltd.†,*	47,999

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Australia (Continued)
3,571	Kelsian Group Ltd.†	$13,450
7,715	Lendlease Corp. Ltd.	32,327
2,590	Lifestyle Communities Ltd.†	26,447
10,522	Link Administration Holdings Ltd.	15,290
14,208	Lottery Corp. Ltd.	47,682
1,516	Lovisa Holdings Ltd.†	32,966
8,824	Lynas Rare Earths Ltd.†,*	32,718
6,430	MA Financial Group Ltd.†	20,490
1,370	Macquarie Group Ltd.	178,284
341	Macquarie Technology Group Ltd.*	17,686
7,001	Magellan Financial Group Ltd.	45,120
1,120	Mayne Pharma Group Ltd.*	5,284
1,182	McMillan Shakespeare Ltd.	15,120
16,327	Medibank Pvt Ltd.	40,005
2,439	Megaport Ltd.†,*	23,825
15,233	Metcash Ltd.	38,813
1,307	Mineral Resources Ltd.†	60,360
17,383	MMA Offshore Ltd.*	29,565
1,365	Monadelphous Group Ltd.	12,613
14,543	Monash IVF Group Ltd.	13,694
39,713	Mount Gibson Iron Ltd.†,*	11,128
17,488	Myer Holdings Ltd.†	9,288
3,954	MyState Ltd.	9,430
7,649	Nanosonics Ltd.†,*	13,707
23,896	National Australia Bank Ltd.	539,408
2,783	Netwealth Group Ltd.	38,302
14,683	New Hope Corp. Ltd.†	44,492
2,984	NEXTDC Ltd.*	34,593
9,198	nib holdings Ltd.	47,112
932	Nick Scali Ltd.	9,353
13,553	Nickel Industries Ltd.	7,154
30,345	Nine Entertainment Co. Holdings Ltd.†	33,814
5,875	Northern Star Resources Ltd.	55,398
12,393	NRW Holdings Ltd.	23,662
10,138	Nufarm Ltd.	36,335
7,566	OFX Group Ltd.†,*	8,037
5,115	Omni Bridgeway Ltd.†,*	5,033
11,530	oOh!media Ltd.	13,374
4,465	Orica Ltd.†	53,130
5,584	Origin Energy Ltd.	33,477
23,252	Orora Ltd.	41,214
42,639	Paladin Energy Ltd.*	38,066
12,923	Perenti Ltd.	8,253
2,144	Perpetual Ltd.†	35,054
31,929	Perseus Mining Ltd.	44,734
2,443	PEXA Group Ltd.†,*	21,587
28,614	Pilbara Minerals Ltd.†	71,415
1,933	Pinnacle Investment Management Group Ltd.†	14,650
16,745	Platinum Asset Management Ltd.†	11,785
2,030	Premier Investments Ltd.	43,403
573	Pro Medicus Ltd.†	38,740
1,615	PWR Holdings Ltd.†	12,134
5,039	Qantas Airways Ltd.*	17,896
5,527	QBE Insurance Group Ltd.	65,298

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Australia (Continued)
9,918	Qube Holdings Ltd.†	$22,039
37,394	Ramelius Resources Ltd.	45,324
1,228	Ramsay Health Care Ltd.†	45,221
355	REA Group Ltd.†	42,906
48,904	Red 5 Ltd.*	12,110
2,536	Reece Ltd.†	46,438
9,551	Regis Healthcare Ltd.	24,958
19,727	Regis Resources Ltd.*	25,903
13,366	Reliance Worldwide Corp. Ltd.	50,082
53,656	Resolute Mining Ltd.*	15,035
9,216	Ridley Corp. Ltd.	14,954
3,221	Rio Tinto Ltd.†	255,570
12,006	Sandfire Resources Ltd.†,*	69,553
40,802	Santos Ltd.	206,062
1,323	SEEK Ltd.†	21,596
3,265	Select Harvests Ltd.†,*	9,468
44,942	Service Stream Ltd.	36,608
1,946	Seven Group Holdings Ltd.†	51,701
62,916	Seven West Media Ltd.*	7,790
34,950	Sigma Healthcare Ltd.	29,494
30,638	Silver Lake Resources Ltd.*	24,757
3,115	Sims Ltd.	25,820
4,280	SmartGroup Corp. Ltd.†	27,082
7,321	Solvar Ltd.†	5,105
3,263	Sonic Healthcare Ltd.	62,536
56,811	South32 Ltd.	111,063
3,457	Southern Cross Media Group Ltd.†	2,151
27,267	SRG Global Ltd.	14,215
21,630	St. Barbara Ltd.*	2,467
40,747	Star Entertainment Group Ltd.†,*	15,268
8,695	Steadfast Group Ltd.	33,317
62,507	Strike Energy Ltd.†,*	10,591
8,934	Suncorp Group Ltd.	95,362
2,729	Super Retail Group Ltd.†	28,631
24,332	Superloop Ltd.†,*	21,406
22,186	Syrah Resources Ltd.†,*	7,156
50,321	Tabcorp Holdings Ltd.	24,758
3,536	Technology One Ltd.	39,103
24,644	Telstra Group Ltd.	61,989
32,463	Terracom Ltd.†	5,077
2,964	TPG Telecom Ltd.†	8,711
10,038	Transurban Group	87,130
6,104	Treasury Wine Estates Ltd.	49,522
31,285	Tyro Payments Ltd.†,*	20,998
8,992	Ventia Services Group Pty. Ltd.	22,560
14,458	Viva Energy Group Ltd.#	34,860
3,525	Webjet Ltd.†,*	20,283
6,549	Wesfarmers Ltd.†	291,908
24,722	West African Resources Ltd.*	19,332
11,815	Westgold Resources Ltd.	20,172
15,208	Westpac Banking Corp.	258,659
14,291	Whitehaven Coal Ltd.	66,120
679	WiseTech Global Ltd.†	41,570
20,617	Woodside Energy Group Ltd.	409,770

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Australia (Continued)
2,331	Woodside Energy Group Ltd.†	$46,426
1,661	Woodside Energy Group Ltd., ADR	33,170
5,982	Woolworths Group Ltd.†	129,302
2,076	Worley Ltd.	22,660
784	Xero Ltd.*	68,112
3,672	Yancoal Australia Ltd.†	12,539
		11,581,834
	Austria—0.3%
939	ANDRITZ AG	58,554
829	AT&S Austria Technologie & Systemtechnik AG	17,306
1,157	BAWAG Group AG#	73,271
694	CA Immobilien Anlagen AG	24,483
133	DO & Co. AG	19,859
1,574	Erste Group Bank AG	70,132
988	Eurotelesites AG*	3,939
614	EVN AG	16,229
1,377	FACC AG*	9,448
508	Immofinanz AG*	12,386
482	Lenzing AG*	16,666
232	Mayr Melnhof Karton AG	28,884
463	Oesterreichische Post AG	15,809
1,635	OMV AG	77,366
552	Palfinger AG	13,727
60	PIERER Mobility AG	3,049
861	Porr AG	13,190
3,082	Raiffeisen Bank International AG	61,380
127	Schoeller-Bleckmann Oilfield Equipment AG	6,070
263	Strabag SE, Bearer Shares	11,080
3,952	Telekom Austria AG	33,043
4,149	UNIQA Insurance Group AG	35,854
470	Verbund AG	34,353
884	Vienna Insurance Group AG Wiener Versicherung Gruppe	27,562
2,381	voestalpine AG	66,787
1,117	Wienerberger AG	40,683
		791,110
	Belgium—0.7%
545	Ackermans & van Haaren NV	95,252
2,793	Ageas SA	129,328
5,568	AGFA-Gevaert NV†,*	7,989
5,257	Anheuser-Busch InBev SA	320,214
69	Argenx SE*	27,253
1,399	Azelis Group NV	29,567
863	Barco NV	14,217
1,002	Bekaert SA	51,391
2,798	bpost SA	10,457
105	Cie d'Entreprises CFE	811
899	Colruyt Group NV	41,531
174	D'ieteren Group	38,595
7,013	Deceuninck NV	17,061
105	Deme Group NV	16,788
6,282	Econocom Group SA	14,402
289	Elia Group SA	31,179

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Belgium (Continued)
2,078	Euronav NV†	$34,557
548	EVS Broadcast Equipment SA	19,717
1,400	Fagron	26,673
799	Galapagos NV†,*	25,498
713	Gimv NV	34,230
534	Ion Beam Applications†	7,547
3,331	KBC Group NV	249,471
242	Kinepolis Group NV†	11,109
9	Lotus Bakeries NV	86,901
216	Melexis NV	17,512
2,034	Ontex Group NV†,*	17,193
1,080	Orange Belgium SA*	15,986
4,693	Proximus SADP	37,963
1,437	Recticel SA	16,929
214	Sipef NV	12,814
1,351	Solvay SA†	36,875
1,351	Syensqo SA*	127,942
688	Tessenderlo Group SA†	18,000
317	UCB SA	39,124
2,988	Umicore SA	64,456
281	VGP NV	32,165
		1,778,697
	Canada—7.5%
553	ADENTRA, Inc.	16,742
5,500	Advantage Energy Ltd.*	40,117
1,679	Aecon Group, Inc.	21,084
10,000	Africa Oil Corp.	17,423
607	Ag Growth International, Inc.	27,497
3,500	AGF Management Ltd., Class B	21,188
3,524	Agnico Eagle Mines Ltd.	210,144
5,042	Aimia, Inc.*	9,529
1,100	Air Canada*	15,925
5,250	Alamos Gold, Inc., Class A	77,421
3,609	Algonquin Power & Utilities Corp.	22,807
5,239	Algonquin Power & Utilities Corp.†	33,110
4,791	Alimentation Couche-Tard, Inc.	273,443
3,374	AltaGas Ltd.	74,527
1,300	Altius Minerals Corp.	19,722
785	Altus Group Ltd.	30,066
600	Andlauer Healthcare Group, Inc.	18,812
7,036	ARC Resources Ltd.	125,443
1,389	Aritzia, Inc.*	38,351
1,300	Atco Ltd., Class I	36,191
758	ATS Corp.*	25,521
8	Aurora Cannabis, Inc.*	35
29,603	B2Gold Corp.	77,393
850	Badger Infrastructure Solutions Ltd.	31,501
4,435	Ballard Power Systems, Inc.†,*	12,329
5,523	Bank of Montreal	539,232

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Canada (Continued)
798	Bank of Montreal†	$77,949
9,512	Bank of Nova Scotia	492,050
800	Bank of Nova Scotia†	41,424
7,003	Barrick Gold Corp.	116,514
1,119	Bausch & Lomb Corp.*	19,359
5,083	Bausch Health Cos., Inc.*	53,888
12,953	Baytex Energy Corp.	46,761
708	BCE, Inc.	24,059
8,300	Birchcliff Energy Ltd.	32,721
1,900	Bird Construction, Inc.	26,146
1,600	Black Diamond Group Ltd.	10,572
4,601	BlackBerry Ltd.*	12,602
1,128	Bombardier, Inc., Class B*	48,424
1,262	Boralex, Inc., Class A	26,665
200	Boyd Group Services, Inc.	42,287
1,680	Brookfield Corp.	70,298
704	Brookfield Corp., Class A†	29,476
929	Brookfield Infrastructure Corp., Class A	33,473
600	Brookfield Reinsurance Ltd.*	25,068
385	BRP, Inc.	25,850
2,527	CAE, Inc.*	52,157
902	Cameco Corp.	39,049
1,985	Canaccord Genuity Group, Inc.	13,042
1,112	Canada Goose Holdings, Inc.†,*	13,411
400	Canada Goose Holdings, Inc.*	4,822
6,368	Canadian Imperial Bank of Commerce	322,831
1,502	Canadian Imperial Bank of Commerce†	76,181
955	Canadian National Railway Co.†	125,783
2,000	Canadian National Railway Co.	263,364
9,092	Canadian Natural Resources Ltd.	693,571
1,042	Canadian Pacific Kansas City Ltd.†	91,873
646	Canadian Tire Corp. Ltd., Class A	64,431
1,300	Canadian Utilities Ltd., Class A	29,608
1,880	Canadian Western Bank	39,139
1,876	Canfor Corp.*	23,697
70	Canopy Growth Corp.*	604
1,494	Capital Power Corp.	42,144
4,800	Capstone Copper Corp.*	30,546
3,000	Cardinal Energy Ltd.	15,680
3,900	Cascades, Inc.	28,475
1,124	CCL Industries, Inc., Class B	57,447
2,966	Celestica, Inc.*	133,263
12,642	Cenovus Energy, Inc.	252,726
5,235	Centerra Gold, Inc.	30,918
9,000	CES Energy Solutions Corp.	31,295
1,441	CGI, Inc.*	158,998
2,865	CI Financial Corp.	36,633
900	Cineplex, Inc.*	4,897
440	Cogeco Communications, Inc.	19,516
300	Cogeco, Inc.†	12,602
514	Colliers International Group, Inc.	62,827
2,500	Computer Modelling Group Ltd.	18,770
122	Constellation Software, Inc.	333,247
4,700	Converge Technology Solutions Corp.	20,194

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Canada (Continued)
5,812	Corus Entertainment, Inc., Class B	$3,132
11,952	Crescent Point Energy Corp.	97,853
4,900	Crew Energy, Inc.*	16,821
12,200	Cronos Group, Inc.*	31,974
1,252	Definity Financial Corp.	39,874
7,600	Denison Mines Corp.*	14,868
511	Descartes Systems Group, Inc.*	46,772
2,540	Dollarama, Inc.	193,498
5,200	Doman Building Materials Group Ltd.	31,709
1,821	Dorel Industries, Inc., Class B†,*	9,303
1,100	DREAM Unlimited Corp., Class A	15,746
6,100	Dundee Precious Metals, Inc.	46,384
742	Dye & Durham Ltd.	8,611
4,100	ECN Capital Corp.	6,326
5,401	Eldorado Gold Corp.*	75,944
4,618	Element Fleet Management Corp.	74,629
1,363	Emera, Inc.	47,967
2,538	Empire Co. Ltd., Class A	61,982
5,120	Enbridge, Inc.	185,024
3,107	Enbridge, Inc.†	112,411
2,171	Endeavour Mining PLC	44,108
2,894	Endeavour Silver Corp.*	6,975
2,494	Enerflex Ltd.	14,509
2,434	Enerplus Corp.	47,816
882	Enghouse Systems Ltd.	19,879
7,100	Ensign Energy Services, Inc.*	13,576
1,000	EQB, Inc.	62,715
1,697	Equinox Gold Corp.*	10,216
700	ERO Copper Corp.*	13,498
1,600	ERO Copper Corp.†,*	30,848
700	Exchange Income Corp.	25,586
4,400	Extendicare, Inc.	24,785
312	Fairfax Financial Holdings Ltd.	336,312
2,600	Fiera Capital Corp.	15,855
2,698	Finning International, Inc.	79,294
2,505	First Majestic Silver Corp.	14,729
400	First National Financial Corp.	11,109
3,171	First Quantum Minerals Ltd.	34,085
347	FirstService Corp.	57,447
2,647	Fortis, Inc.	104,586
10,041	Fortuna Silver Mines, Inc.*	37,286
356	Franco-Nevada Corp.	42,420
3,500	Freehold Royalties Ltd.	37,699
2,000	Frontera Energy Corp.*	12,211
645	George Weston Ltd.	87,144
1,368	GFL Environmental, Inc.	47,196
2,300	Gibson Energy, Inc.	39,155
1,576	Gildan Activewear, Inc.	58,507
300	goeasy Ltd.	35,301
570	Gran Tierra Energy, Inc.*	4,078
2,843	Great-West Lifeco, Inc.	90,922
400	Guardian Capital Group Ltd., Class A	14,109
2,343	Headwater Exploration, Inc.	13,267
1,700	Heroux-Devtek, Inc.*	22,829

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Canada (Continued)
7,321	Hudbay Minerals, Inc.	$51,237
1,698	Hydro One Ltd.#	49,515
1,752	iA Financial Corp., Inc.	108,841
3,400	IAMGOLD Corp.*	11,345
1,311	IGM Financial, Inc.	33,807
1,034	Imperial Oil Ltd.	71,320
777	Imperial Oil Ltd.†	53,714
3,417	Innergex Renewable Energy, Inc.	20,156
988	Intact Financial Corp.	160,496
1,545	Interfor Corp.*	24,135
3,868	Ivanhoe Mines Ltd., Class A*	46,146
700	Jamieson Wellness, Inc.#	13,777
500	K-Bro Linen, Inc.	12,953
5,000	K92 Mining, Inc.*	23,255
2,067	Karora Resources, Inc.*	7,752
7,152	Kelt Exploration Ltd.*	31,944
2,348	Keyera Corp.	60,479
18,607	Kinross Gold Corp.	114,117
3,700	Knight Therapeutics, Inc.*	14,477
600	Labrador Iron Ore Royalty Corp.	12,792
200	Lassonde Industries, Inc., Class A	21,965
800	Laurentian Bank of Canada	16,549
1,700	Leon's Furniture Ltd.	28,351
2,310	Lightspeed Commerce, Inc.*	32,479
1,389	Linamar Corp.	73,831
1,671	Loblaw Cos. Ltd.	185,166
8,900	Lucara Diamond Corp.†,*	2,070
1,300	Lundin Gold, Inc.	18,273
5,550	Lundin Mining Corp.	56,789
725	MAG Silver Corp.*	7,671
3,172	Magna International, Inc.	172,797
200	Mainstreet Equity Corp.	27,745
4,800	Major Drilling Group International, Inc.*	31,893
7,395	Manulife Financial Corp.	184,705
1,530	Maple Leaf Foods, Inc.	25,087
1,800	Martinrea International, Inc.	16,159
1,968	Mattr Corp.*	25,803
1,199	MDA Ltd.*	13,021
1,895	Medical Facilities Corp.	14,480
3,552	MEG Energy Corp.*	81,553
1,500	Methanex Corp.	66,883
1,582	Metro, Inc.	84,931
470	MTY Food Group, Inc.	17,741
2,700	Mullen Group Ltd.	28,942
3,940	National Bank of Canada	331,768
14,800	New Gold, Inc.*	24,912
1,740	NFI Group, Inc.*	16,532
721	North American Construction Group Ltd.	16,032
1,126	North West Co., Inc.	32,627
3,842	Northland Power, Inc.	62,769
6,151	Nutrien Ltd.	334,076
385	Nuvei Corp.	12,174
5,200	NuVista Energy Ltd.*	45,606
1,300	Obsidian Energy Ltd.†,*	10,686

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Canada (Continued)
18,600	OceanaGold Corp.	$42,018
1,093	Onex Corp.	81,877
1,764	Open Text Corp.	68,462
2,300	Orla Mining Ltd.†,*	8,717
1,870	Osisko Gold Royalties Ltd.	30,689
3,213	Osisko Mining, Inc.*	6,594
2,072	Pan American Silver Corp.	31,236
2,056	Paramount Resources Ltd., Class A	41,726
2,849	Parex Resources, Inc.	45,515
700	Park Lawn Corp.	8,630
2,635	Parkland Corp.	83,920
1,760	Pason Systems, Inc.	20,321
3,766	Pembina Pipeline Corp.	132,952
4,630	Peyto Exploration & Development Corp.	51,032
100	Pollard Banknote Ltd.	2,640
2,200	PrairieSky Royalty Ltd.	43,089
280	Precision Drilling Corp.*	18,838
700	Premium Brands Holdings Corp.	45,735
3,587	Primo Water Corp.	65,310
1,764	Quebecor, Inc., Class B	38,665
622	RB Global, Inc.	47,375
1,200	Real Matters, Inc.*	5,422
1,622	Restaurant Brands International, Inc.	128,825
745	Richelieu Hardware Ltd.	23,430
3,770	Rogers Communications, Inc., Class B	154,468
5,300	Rogers Sugar, Inc.	20,855
7,703	Royal Bank of Canada	776,925
1,340	Russel Metals, Inc.	44,586
2,504	Saputo, Inc.	49,265
1,585	Savaria Corp.	19,611
907	Seabridge Gold, Inc.*	13,714
4,705	Secure Energy Services, Inc.	38,729
700	Shopify, Inc., Class A*	54,003
1,794	Sienna Senior Living, Inc.	17,774
4,400	SilverCrest Metals, Inc.†,*	29,304
1,359	Sleep Country Canada Holdings, Inc.#	30,008
1,248	SNC-Lavalin Group, Inc.	51,042
3,390	Spartan Delta Corp.	9,485
400	Spin Master Corp.#	10,235
700	Sprott, Inc.†	25,872
4,381	SSR Mining, Inc.	19,503
600	Stantec, Inc.	49,814
700	Stelco Holdings, Inc.	23,084
1,100	Stella-Jones, Inc.	64,154
3,623	StorageVault Canada, Inc.	13,801
122	Strathcona Resources Ltd.*	2,560
3,067	Sun Life Financial, Inc.	167,355
15,768	Suncor Energy, Inc.	581,960
2,900	SunOpta, Inc.†,*	19,923
3,579	Superior Plus Corp.	26,660
1,699	Surge Energy, Inc.	9,671
18,100	Tamarack Valley Energy Ltd.	51,312
4,400	Taseko Mines Ltd.*	9,548
8,141	TC Energy Corp.†	327,268

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Canada (Continued)
2,442	TC Energy Corp.	$98,145
5,557	Teck Resources Ltd., Class B	254,374
850	TELUS International CDA, Inc.*	7,198
640	TFI International, Inc.	102,056
527	Thomson Reuters Corp.	82,065
3,200	Timbercreek Financial Corp.	18,261
930	TMX Group Ltd.	24,531
1,500	Topaz Energy Corp.	24,695
2,171	Torex Gold Resources, Inc.*	31,959
656	Toromont Industries Ltd.	63,128
12,702	Toronto-Dominion Bank	766,729
3,337	Tourmaline Oil Corp.	156,017
3,838	TransAlta Corp.	24,622
2,100	Transcontinental, Inc., Class A	22,805
12,242	Trican Well Service Ltd.	37,506
3,001	Tricon Residential, Inc.	33,454
496	Trisura Group Ltd.*	15,251
4,544	Vermilion Energy, Inc.	56,509
2,600	Victoria Gold Corp.*	12,707
1,800	Wajax Corp.	43,533
787	Waste Connections, Inc.	135,346
2,200	Wesdome Gold Mines Ltd.*	16,388
570	West Fraser Timber Co. Ltd.	49,217
12,500	Western Forest Products, Inc.	5,814
1,100	Westshore Terminals Investment Corp.	20,805
946	Wheaton Precious Metals Corp.	44,557
11,664	Whitecap Resources, Inc.	88,263
1,081	Winpak Ltd.	32,353
822	WSP Global, Inc.	137,001
		18,080,880
	Denmark—2.2%
2,040	ALK-Abello AS*	36,617
13,071	Alm Brand AS	24,880
2,798	Ambu AS, Class B*	45,953
15	AP Moller - Maersk AS, Class A	19,168
30	AP Moller - Maersk AS, Class B	39,026
2,721	Bang & Olufsen AS*	3,680
1,376	Bavarian Nordic AS*	30,838
889	Carlsberg AS, Class B	121,330
554	cBrain AS	30,289
408	Chemometec AS	25,009
610	Coloplast AS, Class B	82,264
426	D/S Norden AS	17,339
4,232	Danske Bank AS	126,461
1,139	Demant AS*	56,506
778	Dfds AS	22,551
1,284	DSV AS	208,371
1,244	FLSmidth & Co. AS*	61,931
348	Genmab AS*	104,896
2,467	GN Store Nord AS*	65,155
8,387	H Lundbeck AS	40,298
4,236	H Lundbeck AS, Class A	17,535
818	H&H International AS, Class B*	8,270

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Denmark (Continued)
3,142	ISS AS	$57,124
958	Jyske Bank AS, Registered	80,726
1,970	Matas AS	33,337
826	Netcompany Group AS*,#	34,049
266	Nilfisk Holding AS*	5,456
927	NKT AS*	76,425
362	NNIT AS*,#	5,665
20,596	Novo Nordisk AS, Class B	2,625,347
2,597	Novonesis (Novozymes) B, Class B	152,202
218	NTG Nordic Transport Group AS*	8,829
723	Orsted AS#,*	40,198
1,637	Pandora AS	263,881
376	Per Aarsleff Holding AS	18,762
576	Ringkjoebing Landbobank AS	100,723
128	Rockwool AS, Class A*	41,656
132	Rockwool AS, Class B*	43,320
980	Royal Unibrew AS	64,735
1,644	Scandinavian Tobacco Group AS#	29,438
336	Schouw & Co. AS	25,854
105	Solar AS, Class B	5,050
273	SP Group AS	8,568
1,256	Spar Nord Bank AS	20,928
1,121	Sydbank AS	57,851
822	Topdanmark AS	35,073
853	TORM PLC, Class A	28,895
2,761	Tryg AS	56,787
2,815	Vestas Wind Systems AS*	78,581
615	Zealand Pharma AS*	60,621
		5,248,448
	Finland—0.9%
1,045	Aktia Bank OYJ	11,296
844	Cargotec OYJ, Class B*	58,776
2,991	Citycon OYJ†	12,346
1,612	Elisa OYJ	71,912
628	Enento Group OYJ†,#	11,694
3,644	Finnair OYJ*	11,527
945	Fiskars OYJ Abp	17,495
4,282	Fortum OYJ†	52,872
1,699	Huhtamaki OYJ†	71,174
2,519	Kemira OYJ	47,613
1,396	Kesko OYJ, Class A	26,447
4,735	Kesko OYJ, Class B	88,451
2,038	Kojamo OYJ*	24,142
2,610	Kone OYJ, Class B	121,473
1,626	Konecranes OYJ	84,395
1,919	Lassila & Tikanoja OYJ	18,219
3,822	Lindex Group OYJ*	13,318
2,463	Mandatum OYJ*	11,013
560	Marimekko OYJ	7,510
3,137	Metsa Board OYJ, Class B†	23,758
6,990	Metso OYJ†	82,990
3,630	Neste OYJ	98,297
14,164	Nokia OYJ	50,289

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Finland (Continued)
21,352	Nokia OYJ, ADR	$75,586
3,005	Nokian Renkaat OYJ†	28,309
19,766	Nordea Bank Abp	223,268
281	Olvi OYJ, Class A†	9,337
7,100	Oriola OYJ, Class B†	7,782
727	Orion OYJ, Class A	27,138
1,334	Orion OYJ, Class B	49,753
6,077	Outokumpu OYJ†	26,421
1,680	Puuilo OYJ	17,952
280	QT Group OYJ†,*	23,109
7,476	Raisio OYJ, Class V	16,534
667	Revenio Group OYJ†,*	18,350
2,463	Sampo OYJ, Class A	104,999
2,191	Sanoma OYJ†	16,097
5,416	Stora Enso OYJ, Class R	75,288
1,519	Terveystalo OYJ†,#	12,356
2,642	TietoEVRY OYJ†	55,895
1,633	Tokmanni Group Corp.†	26,744
2,814	UPM-Kymmene OYJ	93,718
559	Vaisala OYJ, Class A	22,887
3,097	Valmet OYJ†	81,492
4,259	Wartsila OYJ Abp	64,741
6,293	YIT OYJ†	13,212
		2,107,975
	France—6.0%
1,445	Accor SA	67,502
181	Aeroports de Paris SA	24,819
971	Air France-KLM†,*	10,817
1,472	Air Liquide SA	306,243
1,951	Airbus SE	359,338
4,246	ALD SA#	30,004
3,239	Alstom SA†	49,376
609	Alten SA	88,829
514	Amundi SA#	35,296
856	Arkema SA	90,078
1,585	Atos SE†,*	3,246
368	Aubay	16,159
3,777	AXA SA	141,865
1,320	Beneteau SACA†	19,481
487	BioMerieux	53,722
4,454	BNP Paribas SA	316,470
5,145	Bollore SE	34,359
541	Bonduelle SCA†	4,383
2,000	Bouygues SA	81,626
4,210	Bureau Veritas SA	128,447
989	Capgemini SE	227,587
8,050	Carrefour SA	137,870
20,011	CGG SA*	8,674
4,244	Cie de Saint-Gobain SA	329,342
834	Cie des Alpes	12,147
7,397	Cie Generale des Etablissements Michelin SCA	283,459
1,245	Cie Plastic Omnium SE	16,225
1,540	Clariane SE†	2,449

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	France (Continued)
2,606	Coface SA	$41,188
4,277	Credit Agricole SA	63,750
1,317	Danone SA	85,094
150	Dassault Aviation SA	33,013
1,751	Dassault Systemes SE	77,527
3,271	Derichebourg SA	15,534
1,478	Edenred SE	78,866
1,145	Eiffage SA	129,890
1,532	Elior Group SA†,#,*	4,092
5,226	Elis SA	118,738
7,367	Engie SA	123,272
132	Equasens	7,306
228	Eramet SA	17,329
545	EssilorLuxottica SA	123,298
4,202	Etablissements Maurel et Prom SA†	25,364
974	Eurazeo SE	85,377
216	Euroapi SA†,*	651
918	Eurofins Scientific SE†	58,512
520	Euronext NV#	49,480
5,262	Eutelsat Communications SACA†,*	22,957
507	Exclusive Networks SA*	12,033
562	Fnac Darty SA†	17,595
4,424	Forvia SE*	67,082
557	Gaztransport Et Technigaz SA†	83,227
2,993	Getlink SE	50,954
130	Hermes International SCA	331,833
77	ID Logistics Group SACA*	29,366
743	Imerys SA	25,314
264	Interparfums SA	14,867
339	Ipsen SA	40,340
810	IPSOS SA	57,107
530	Jacquet Metals SACA	10,532
1,625	JCDecaux SE*	31,556
685	Kaufman & Broad SA†	19,953
570	Kering SA	225,285
702	L'Oreal SA	332,213
1,049	La Francaise des Jeux SAEM#	42,756
454	Lectra	15,845
1,771	Legrand SA	187,663
180	LISI SA	4,593
2,346	LVMH Moet Hennessy Louis Vuitton SE	2,110,080
971	Maisons du Monde SA†,#	4,542
510	Mersen SA	20,055
2,118	Metropole Television SA	31,579
1,481	Neoen SA#	41,926
469	Nexans SA	49,030
1,338	Nexity SA†	13,677
25,581	Orange SA	300,488
474	Pernod Ricard SA	76,681
579	Pluxee NV*	17,116
1,449	Publicis Groupe SA	157,967
993	Quadient SA	20,419
2,374	Renault SA	119,851
5,638	Rexel SA	152,246

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	France (Continued)
14	Robertet SA	$12,053
1,204	Rubis SCA	42,527
1,555	Safran SA	352,382
2,870	Sanofi SA	281,639
124	Sartorius Stedim Biotech*	35,357
200	Savencia SA	11,047
1,758	Schneider Electric SE	397,626
4,831	SCOR SE	167,146
583	SEB SA	74,596
95	Seche Environnement SACA	11,602
7,893	SES SA	52,625
2,971	SMCP SA†,#,*	7,468
543	Societe BIC SA	38,781
4,891	Societe Generale SA	130,914
106	Societe LDC SADIR	15,553
579	Sodexo SA	49,648
361	SOITEC*	37,350
344	Sopra Steria Group	83,280
2,556	SPIE SA	96,018
130	Stef SA†	19,130
3,434	STMicroelectronics NV	147,894
1,598	STMicroelectronics NV†	69,098
218	Sword Group	8,855
2,982	Technip Energies NV	75,313
868	Teleperformance SE	84,355
2,268	Television Francaise 1 SA	20,725
219	TFF Group	10,112
894	Thales SA	152,438
99	Thermador Groupe	9,431
491	Tikehau Capital SCA	10,780
31,242	TotalEnergies SE†	2,139,284
198	Trigano SA	34,819
2,816	Ubisoft Entertainment SA*	59,257
5,801	Valeo SE	72,535
3,455	Vallourec SACA*	64,112
4,532	Vantiva SA†,*	685
3,558	Veolia Environnement SA	115,655
1,229	Verallia SA#	47,786
100	Vetoquinol SA	10,735
436	Vicat SACA	17,192
3,910	Vinci SA	500,966
95	Virbac SACA	35,462
6,270	Vivendi SE	68,320
988	Voltalia SA, Registered†,*	6,992
385	Wavestone	23,302
2,202	Worldline SA*,#	27,272
1,412	X-Fab Silicon Foundries SE*,#	10,686
		14,497,625
	Germany—4.8%
696	1&1 AG	12,029
2,605	7C Solarparken AG	8,740
79	Adesso SE	9,307
536	adidas AG	119,701

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Germany (Continued)
536	Adtran Networks SE*	$11,542
787	Allianz SE, Registered	235,867
157	Amadeus Fire AG	20,359
10,081	Aroundtown SA*	21,262
90	Atoss Software AG	26,604
408	Aurubis AG	28,690
1,862	Auto1 Group SE*,#	8,805
7,886	BASF SE	450,318
546	Basler AG	6,362
10,754	Bayer AG, Registered	329,843
3,510	Bayerische Motoren Werke AG	405,032
474	BayWa AG	12,861
1,396	Bechtle AG	73,768
775	Befesa SA#	26,655
170	Beiersdorf AG	24,750
295	Bertrandt AG	14,529
167	Bijou Brigitte AG	6,864
661	Bilfinger SE	30,878
1,628	Borussia Dortmund GmbH & Co. KGaA*	5,884
1,682	Brenntag SE	141,686
603	CANCOM SE	17,981
161	Carl Zeiss Meditec AG, Bearer Shares	20,114
3,791	Ceconomy AG*	7,611
159	Cewe Stiftung & Co. KGaA	17,634
6,184	Commerzbank AG	84,930
502	CompuGroup Medical SE & Co. KGaA	15,446
1,368	Continental AG	98,735
1,210	Covestro AG*,#	66,158
886	CTS Eventim AG & Co. KGaA	78,811
6,165	Daimler Truck Holding AG	312,336
1,450	Delivery Hero SE*,#	41,478
182	Dermapharm Holding SE	6,409
11,971	Deutsche Bank AG, Registered	188,356
730	Deutsche Beteiligungs AG	20,280
963	Deutsche Boerse AG	197,034
395	Deutsche EuroShop AG	8,088
9,773	Deutsche Lufthansa AG, Registered*	76,768
3,746	Deutsche Pfandbriefbank AG†,#	19,981
8,335	Deutsche Post AG	358,924
39,796	Deutsche Telekom AG, Registered	966,013
667	Deutsche Wohnen SE	13,672
889	Duerr AG	20,544
1,022	DWS Group GmbH & Co. KGaA#	44,963
11,024	E.ON SE	153,244
465	Eckert & Ziegler SE	18,802
185	Elmos Semiconductor SE	14,750
2,482	Encavis AG*	45,133
101	Energiekontor AG	6,985
2,371	Evonik Industries AG	46,875
783	Evotec SE*	12,223
655	Fielmann Group AG	30,075
2,658	flatexDEGIRO AG*	29,809
796	Fraport AG Frankfurt Airport Services Worldwide*	41,959
3,385	Freenet AG	95,242

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Germany (Continued)
2,106	Fresenius Medical Care AG	$80,999
3,220	Fresenius SE & Co. KGaA	86,847
496	FUCHS SE	19,478
2,765	GEA Group AG	116,905
625	Gerresheimer AG	70,395
287	Gesco SE	5,403
455	GFT Technologies SE	13,254
1,489	Grand City Properties SA*	17,028
640	Grenke AG	16,709
738	Hamburger Hafen und Logistik AG*	13,217
376	Hannover Rueck SE	102,913
301	Hapag-Lloyd AG†,#	45,365
1,620	Heidelberg Materials AG	178,182
6,593	Heidelberger Druckmaschinen AG*	7,397
385	Hella GmbH & Co. KGaA	35,388
2,618	HelloFresh SE*	18,619
473	Henkel AG & Co. KGaA	34,067
760	Hensoldt AG	35,618
324	HOCHTIEF AG	37,646
322	Hornbach Holding AG & Co. KGaA	25,881
1,048	Hugo Boss AG	61,755
721	Indus Holding AG	20,652
11,322	Infineon Technologies AG	384,947
790	Instone Real Estate Group SE#	7,611
788	Jenoptik AG	24,484
268	JOST Werke SE#	13,763
1,609	KION Group AG	84,676
919	Knorr-Bremse AG	69,502
434	Koenig & Bauer AG*	5,853
959	Kontron AG	21,148
326	Krones AG	43,154
459	KWS Saat SE & Co. KGaA	24,537
1,173	Lanxess AG	31,397
930	LEG Immobilien SE*	79,845
10,060	Mercedes-Benz Group AG	801,077
392	Merck KGaA	69,188
3,251	METRO AG	17,695
2,085	MLP SE	12,619
142	MTU Aero Engines AG	36,032
1,241	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	605,563
353	Mutares SE & Co. KGaA	14,053
147	Nagarro SE*	12,648
671	Nemetschek SE	66,397
33	New Work SE	2,400
188	Nexus AG	11,419
1,033	Nordex SE*	13,552
1,039	Norma Group SE	19,314
390	OHB SE*	18,429
471	Patrizia SE	4,380
53	Pfeiffer Vacuum Technology AG	8,920
1,470	ProCredit Holding AG*	14,495
2,884	ProSiebenSat.1 Media SE	20,261
1,972	Puma SE	89,397
458	PVA TePla AG*	9,284

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Germany (Continued)
695	Qiagen NV*	$29,718
54	Rational AG	46,548
307	Rheinmetall AG	172,559
828	RTL Group SA	27,942
3,773	RWE AG	128,058
844	Salzgitter AG	22,035
2,202	SAP SE	428,706
323	Scout24 SE#	24,344
25	Secunet Security Networks AG	4,326
2,542	SGL Carbon SE*	19,074
3,264	Siemens AG, Registered	623,141
1,155	Siemens Energy AG*	21,189
1,781	Siemens Healthineers AG#,*	108,984
408	Siltronic AG	36,182
337	Sixt SE	33,612
194	SMA Solar Technology AG*	11,197
517	Stabilus SE	32,908
286	STRATEC SE	12,404
759	Stroeer SE & Co. KGaA	46,183
2,282	Suedzucker AG	32,719
447	SUESS MicroTec SE	17,626
459	Symrise AG	54,942
2,651	Synlab AG*	28,457
2,135	TAG Immobilien AG*	29,195
1,202	Takkt AG	17,351
727	Talanx AG	57,569
1,776	TeamViewer SE*,#	26,451
420	Technotrans SE	8,201
8,985	thyssenkrupp AG	48,215
2,367	United Internet AG, Registered	53,269
426	Verbio SE	9,674
418	Volkswagen AG	63,856
4,135	Vonovia SE	122,233
257	Vossloh AG	12,671
413	Wacker Chemie AG	46,584
904	Wacker Neuson SE	16,736
209	Washtec AG	8,895
959	Wuestenrot & Wuerttembergische AG	13,781
1,374	Zalando SE*,#	39,267
11	Zeal Network SE	409
		11,428,668
	Hong Kong—1.2%
61,800	AIA Group Ltd.	414,927
6,700	ASMPT Ltd.	84,233
27,040	Bank of East Asia Ltd.	32,198
28,000	BOC Hong Kong Holdings Ltd.	74,947
9,600	Budweiser Brewing Co. APAC Ltd.#	14,130
10,000	Cafe de Coral Holdings Ltd.	10,234
26,181	Cathay Pacific Airways Ltd.*	29,737
15,000	Chow Sang Sang Holdings International Ltd.	15,907
20,400	Chow Tai Fook Jewellery Group Ltd.	30,078
56,000	CITIC Telecom International Holdings Ltd.	18,102
10,906	CK Asset Holdings Ltd.	44,867

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Hong Kong (Continued)
17,000	CK Hutchison Holdings Ltd.	$82,101
6,000	CK Infrastructure Holdings Ltd.	35,110
9,000	CLP Holdings Ltd.	71,695
8,000	Cowell e Holdings, Inc.*	19,134
27,500	Crystal International Group Ltd.#	11,243
6,000	Dah Sing Banking Group Ltd.	4,270
4,800	Dah Sing Financial Holdings Ltd.	11,027
16,000	EC Healthcare	2,678
78,750	Esprit Holdings Ltd.*	1,147
17,600	ESR Group Ltd.#	18,821
62,947	Far East Consortium International Ltd.	8,203
58,000	First Pacific Co. Ltd.	29,197
41,000	FIT Hon Teng Ltd.*,#	10,477
7,800	Fosun Tourism Group*,#	3,548
5,000	Galaxy Entertainment Group Ltd.	25,106
40,000	Giordano International Ltd.	10,528
7,361	Great Eagle Holdings Ltd.	10,326
142,000	Guotai Junan International Holdings Ltd.	9,616
8,000	Hang Lung Group Ltd.	9,209
23,000	Hang Lung Properties Ltd.	23,567
3,800	Hang Seng Bank Ltd.	41,583
8,500	Henderson Land Development Co. Ltd.	24,218
24,500	HK Electric Investments & HK Electric Investments Ltd.	15,307
35,000	HKBN Ltd.	13,102
19,200	HKR International Ltd.	3,066
56,000	HKT Trust & HKT Ltd.	65,323
68,457	Hong Kong & China Gas Co. Ltd.	51,866
6,606	Hong Kong Exchanges & Clearing Ltd.	192,266
19,000	Hong Kong Technology Venture Co. Ltd.*	3,957
14,179	Hongkong & Shanghai Hotels Ltd.*	10,779
50,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	6,452
9,000	Hysan Development Co. Ltd.	14,511
41,000	IGG, Inc.*	17,286
5,685	Johnson Electric Holdings Ltd.	7,873
37,000	K Wah International Holdings Ltd.	8,462
13,000	Kerry Logistics Network Ltd.	14,151
13,500	Kerry Properties Ltd.	24,699
9,000	Kowloon Development Co. Ltd.	5,531
9,750	L'Occitane International SA	39,426
11,000	Luk Fook Holdings International Ltd.	30,146
26,800	Man Wah Holdings Ltd.	18,901
16,000	MGM China Holdings Ltd.*	26,739
8,000	Miramar Hotel & Investment	10,201
15,000	Mongolian Mining Corp.*	17,421
6,185	MTR Corp. Ltd.	20,388
28,188	NagaCorp Ltd.*	12,317
23,000	New World Development Co. Ltd.	24,273
44,000	NewOcean Energy Holdings Ltd.*	—
38,000	NWS Holdings Ltd.	31,558
22,000	Oriental Watch Holdings	10,063
168,000	Pacific Basin Shipping Ltd.	48,510
7,128	Pacific Century Premium Developments Ltd.*	172
29,000	Pacific Textiles Holdings Ltd.	4,668
59,789	PCCW Ltd.	29,563

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Hong Kong (Continued)
6,000	Power Assets Holdings Ltd.	$35,110
4,800	PRADA SpA	38,023
19,200	Samsonite International SA*,#	72,611
9,600	Sands China Ltd.*	27,045
22,000	Shandong Hi-Speed Holdings Group Ltd.*	15,235
26,000	Shangri-La Asia Ltd.*	16,277
100,000	Shun Tak Holdings Ltd.*	9,582
138,000	Singamas Container Holdings Ltd.	9,874
36,629	Sino Land Co. Ltd.	38,047
21,000	SITC International Holdings Co. Ltd.	38,368
96,250	SJM Holdings Ltd.*	29,391
13,500	SmarTone Telecommunications Holdings Ltd.	6,606
11,500	Stella International Holdings Ltd.	18,337
31,000	Sun Hung Kai & Co. Ltd.	9,506
5,500	Sun Hung Kai Properties Ltd.	53,019
27,000	SUNeVision Holdings Ltd.	8,797
4,500	Swire Pacific Ltd., Class A	37,026
15,000	Swire Pacific Ltd., Class B	19,548
6,200	Swire Properties Ltd.	13,023
10,000	Techtronic Industries Co. Ltd.	135,558
12,000	Television Broadcasts Ltd.*	4,722
18,500	Texhong International Group Ltd.*	10,116
170,000	Theme International Holdings Ltd.*	13,466
7,983	Transport International Holdings Ltd.	9,179
30,000	United Laboratories International Holdings Ltd.	34,343
32,000	Value Partners Group Ltd.	7,318
12,000	Vitasoy International Holdings Ltd.	10,288
35,000	Vobile Group Ltd.*	7,199
24,000	VSTECS Holdings Ltd.	12,848
5,400	VTech Holdings Ltd.	32,737
135,326	WH Group Ltd.#	89,216
12,000	Wharf Real Estate Investment Co. Ltd.	39,019
28,174	Xinyi Glass Holdings Ltd.	29,841
14,500	Yue Yuen Industrial Holdings Ltd.	20,341
29,000	Zensun Enterprises Ltd.*	1,223
		2,963,980
	Ireland—0.3%
15,119	AIB Group PLC	76,727
14,825	Bank of Ireland Group PLC	151,143
10,801	Cairn Homes PLC	18,598
4,637	Dalata Hotel Group PLC	22,537
821	FBD Holdings PLC	11,692
3,942	Glanbia PLC	77,742
7,929	Glenveagh Properties PLC*,#	10,710
1,946	Irish Continental Group PLC	10,182
849	Kerry Group PLC, Class A	72,762
828	Kingspan Group PLC	75,447
4,344	Permanent TSB Group Holdings PLC*	6,444
3,992	Smurfit Kappa Group PLC	182,047
		716,031
	Israel—0.7%
182	AFI Properties Ltd.*	8,375

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Israel (Continued)
734	Airport City Ltd.*	$11,778
1,386	Alony Hetz Properties & Investments Ltd.	10,174
160	Alrov Properties & Lodgings Ltd.	6,710
2,317	Amot Investments Ltd.	10,977
282	Ashdod Refinery Ltd.	6,711
471	Ashtrom Group Ltd.*	6,971
277	AudioCodes Ltd.	3,612
2,639	Azorim-Investment Development & Construction Co. Ltd.*	13,558
154	Azrieli Group Ltd.	11,120
12,866	Bank Hapoalim BM	120,652
16,904	Bank Leumi Le-Israel BM	140,543
22,557	Bezeq The Israeli Telecommunication Corp. Ltd.	29,006
92	Big Shopping Centers Ltd.*	10,209
124	Blue Square Real Estate Ltd.	8,553
63	Brack Capital Properties NV*	3,977
506	Camtek Ltd.*	42,111
2,356	Cellcom Israel Ltd.*	10,124
1,006	Clal Insurance Enterprises Holdings Ltd.*	18,534
349	Danel Adir Yeoshua Ltd.	29,842
260	Delek Automotive Systems Ltd.	1,584
153	Delek Group Ltd.	20,011
611	Delta Galil Ltd.	26,887
96	Elbit Systems Ltd.	20,182
30	Electra Ltd.	12,918
986	Electra Real Estate Ltd.	10,528
4,030	Energix-Renewable Energies Ltd.	14,753
899	Enlight Renewable Energy Ltd.*	15,044
567	Equital Ltd.*	18,063
166	Fattal Holdings 1998 Ltd.*	21,309
699	First International Bank Of Israel Ltd.	29,087
153	Formula Systems 1985 Ltd.	12,255
122	Formula Systems 1985 Ltd., ADR†	9,455
294	Fox Wizel Ltd.	27,482
1,517	Gav-Yam Lands Corp. Ltd.	11,561
2,147	Harel Insurance Investments & Financial Services Ltd.*	20,665
313	Hilan Ltd.	19,903
8,898	ICL Group Ltd.	47,045
275	IDI Insurance Co. Ltd.	8,040
135	IES Holdings Ltd.*	8,257
2,482	Inrom Construction Industries Ltd.	7,898
6,972	Isracard Ltd.	28,441
2,814	Israel Canada T.R Ltd.*	11,212
16,353	Israel Discount Bank Ltd., Class A	84,637
1,789	Israel Land Development Co. Ltd.	16,543
50	Isras Investment Co. Ltd.	10,105
302	Kenon Holdings Ltd.	7,914
521	Lapidoth Capital Ltd.	8,584
325	M Yochananof & Sons Ltd.	15,645
1,881	Magic Software Enterprises Ltd.	21,537
1,175	Matrix IT Ltd.	25,904
1,507	Maytronics Ltd.	14,997
4,151	Mediterranean Towers Ltd.	10,827
252	Mega Or Holdings Ltd.	6,732
298	Melisron Ltd.	22,053

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Israel (Continued)
526	Menora Mivtachim Holdings Ltd.	$14,134
12,957	Migdal Insurance & Financial Holdings Ltd.	17,905
8,220	Mivne Real Estate KD Ltd.	20,299
1,572	Mizrahi Tefahot Bank Ltd.	58,958
2,005	Naphtha Israel Petroleum Corp. Ltd.*	11,288
1,314	Next Vision Stabilized Systems Ltd.	15,646
156	Nice Ltd.*	40,612
12	Nice Ltd., ADR†,*	3,127
305	Nova Ltd.*	54,065
70,417	Oil Refineries Ltd.	23,365
1,226	One Software Technologies Ltd.	18,139
1,134	OPC Energy Ltd.*	8,050
2,397	Partner Communications Co. Ltd.*	10,444
282	Paz Oil Co. Ltd.	30,126
499	Perion Network Ltd.*	11,251
3,099	Phoenix Holdings Ltd.	30,949
282	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	16,950
1,204	Retailors Ltd.	29,471
313	Scope Metals Group Ltd.*	11,109
1,415	Shapir Engineering & Industry Ltd.*	8,082
5,468	Shikun & Binui Ltd.*	13,547
2,661	Shufersal Ltd.*	18,665
700	Strauss Group Ltd.*	13,199
1,314	Summit Real Estate Holdings Ltd.	16,657
67	Tadiran Group Ltd.	5,412
3,209	Tamar Petroleum Ltd.#	20,929
2,274	Tel Aviv Stock Exchange Ltd.	15,344
526	Tera Light Ltd.*	1,154
2,579	Teva Pharmaceutical Industries Ltd., ADR*	36,390
1,022	Tower Semiconductor Ltd.*	34,186
171	YH Dimri Construction & Development Ltd.	13,445
		1,774,493
	Italy—2.0%
15,137	A2A SpA	27,329
1,164	ACEA SpA†	20,620
1,839	Amplifon SpA	67,059
6,692	Anima Holding SpA#	31,767
1,954	Ariston Holding NV	10,973
2,378	Assicurazioni Generali SpA	60,187
1,709	Azimut Holding SpA	46,426
929	Banca Generali SpA	36,903
801	Banca IFIS SpA	15,684
2,423	Banca Mediolanum SpA	26,611
9,508	Banca Monte dei Paschi di Siena SpA*	43,082
6,337	Banca Popolare di Sondrio SpA	47,446
14,608	Banco BPM SpA	97,207
2,260	BFF Bank SpA#	30,234
26,017	BPER Banca	122,940
2,680	Brembo SpA	34,320
418	Brunello Cucinelli SpA	47,802
1,230	Buzzi SpA	48,302
3,016	Cairo Communication SpA	6,508
1,462	Carel Industries SpA†,#	32,098

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Italy (Continued)
2,669	Cementir Holding NV	$30,177
27,159	CIR SpA-Compagnie Industriali*	15,705
3,914	Credito Emiliano SpA	39,144
5,195	d'Amico International Shipping SA	35,701
660	Danieli & C Officine Meccaniche SpA†	23,426
4,038	Davide Campari-Milano NV†	40,575
500	De' Longhi SpA	17,294
66	DiaSorin SpA†	6,373
1,488	doValue SpA†,#	3,411
3,319	Enav SpA#	13,893
80,669	Enel SpA	532,535
28,303	Eni SpA†	447,272
1,308	Esprinet SpA†	7,592
607	Ferrari NV	264,564
4,430	FinecoBank Banca Fineco SpA	66,361
97	Gruppo MutuiOnline SpA†	3,919
9,751	Hera SpA	34,358
1,991	Infrastrutture Wireless Italiane SpA#	22,618
678	Intercos SpA†	9,816
550	Interpump Group SpA	26,814
32,221	Intesa Sanpaolo SpA	116,903
9,018	Iren SpA	18,427
7,345	Italgas SpA	42,790
803	Italmobiliare SpA†	29,975
3,666	Iveco Group NV*	54,580
1,706	Leonardo SpA	42,847
3,565	Maire Tecnimont SpA	27,942
3,294	Mediobanca Banca di Credito Finanziario SpA	49,077
3,040	MFE-MediaForEurope NV, Class A†	7,888
1,616	MFE-MediaForEurope NV, Class B†	5,607
710	Moncler SpA	52,991
3,909	Nexi SpA#,*	24,772
9,750	OVS SpA†,#	25,624
7,136	Piaggio & C SpA†	22,573
4,248	Pirelli & C SpA#	26,013
4,004	Poste Italiane SpA#	50,130
871	Prysmian SpA	45,471
2,926	RAI Way SpA#	16,383
570	Recordati Industria Chimica e Farmaceutica SpA	31,510
272	Reply SpA	38,500
14,895	Safilo Group SpA†,*	19,315
514	Salvatore Ferragamo SpA†	6,250
12,775	Saras SpA	24,422
103	Sesa SpA†	11,390
9,035	Snam SpA	42,655
575	SOL SpA	20,564
1,551	Spaxs SpA†,*	8,132
16,483	Stellantis NV†	468,485
3,313	Tamburi Investment Partners SpA	35,564
2,650	Technogym SpA#	26,302
1,265	Technoprobe SpA†,*	11,491
246,028	Telecom Italia SpA*	59,748
1,807	Tenaris SA	35,705
1,050	Tenaris SA, ADR	41,233

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Italy (Continued)
5,987	Terna - Rete Elettrica Nazionale	$49,476
227	Tod's SpA†,*	10,531
13,445	UniCredit SpA	510,218
7,073	Unipol Gruppo SpA	59,260
9,399	UnipolSai Assicurazioni SpA†	27,216
10,768	Webuild SpA†	26,045
1,116	Zignago Vetro SpA	15,965
		4,735,016
	Japan—16.2%
1,200	77 Bank Ltd.	31,906
2,700	A&D HOLON Holdings Co. Ltd.	51,724
1,800	ABC-Mart, Inc.	34,084
4,900	Acom Co. Ltd.†	12,999
1,200	Adastria Co. Ltd.	30,400
1,500	ADEKA Corp.	31,530
4,000	Advantest Corp.	176,906
3,700	Aeon Co. Ltd.	87,599
1,100	Aeon Delight Co. Ltd.	25,505
2,900	AEON Financial Service Co. Ltd.	26,370
2,100	Aeon Mall Co. Ltd.†	24,721
2,600	AGC, Inc.	94,155
1,300	Ai Holdings Corp.	20,851
700	Aica Kogyo Co. Ltd.†	17,072
2,900	Aida Engineering Ltd.†	16,954
8,600	Aiful Corp.	25,792
900	Ain Holdings, Inc.	32,372
3,100	Air Water, Inc.	48,339
2,900	Aisan Industry Co. Ltd.	32,165
1,700	Aisin Corp.	69,143
2,300	Ajinomoto Co., Inc.	85,570
1,200	Alconix Corp.	11,375
1,400	Alfresa Holdings Corp.	20,281
4,300	Alps Alpine Co. Ltd.†	33,675
400	Altech Corp.	7,224
2,700	Amada Co. Ltd.†	30,758
1,000	Amano Corp.	25,446
1,100	Amvis Holdings, Inc.	18,421
1,600	ANA Holdings, Inc.	33,399
4,300	Anicom Holdings, Inc.	16,248
2,900	Anritsu Corp.†	23,410
1,100	AOKI Holdings, Inc.	8,117
900	Aoyama Trading Co. Ltd.	9,952
1,800	Aozora Bank Ltd.†	29,114
1,000	Arata Corp.	21,205
1,200	ARCLANDS Corp.	13,999
1,000	Arcs Co. Ltd.	20,610
2,000	ARE Holdings, Inc.†	25,353
400	Argo Graphics, Inc.	11,217
1,400	Arisawa Manufacturing Co. Ltd.	10,414
500	Artience Co. Ltd.	9,674
1,000	As One Corp.	17,453
1,800	Asahi Diamond Industrial Co. Ltd.†	11,344
2,700	Asahi Group Holdings Ltd.	98,882

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Japan (Continued)
1,600	Asahi Intecc Co. Ltd.	$27,924
15,000	Asahi Kasei Corp.	109,691
700	Asahi Yukizai Corp.	24,230
1,200	Asanuma Corp.†	31,550
1,100	Asics Corp.	51,636
1,400	ASKUL Corp.	20,346
2,100	Astellas Pharma, Inc.	22,543
1,600	Autobacs Seven Co. Ltd.†	16,684
800	Avex, Inc.†	6,759
800	Awa Bank Ltd.†	14,665
1,600	Axial Retailing, Inc.	10,834
1,000	AZ-COM MARUWA Holdings, Inc.	8,938
1,100	Azbil Corp.†	30,294
3,500	Bandai Namco Holdings, Inc.	64,691
1,100	Bando Chemical Industries Ltd.	13,610
1,300	Bank of the Ryukyus Ltd.	10,194
1,000	BayCurrent Consulting, Inc.	19,567
300	Belc Co. Ltd.	13,753
1,300	Bell System24 Holdings, Inc.	13,440
1,300	Belluna Co. Ltd.	5,273
1,500	Bic Camera, Inc.†	12,693
900	BIPROGY, Inc.	26,653
500	BML, Inc.	9,605
4,300	Bridgestone Corp.	190,060
2,300	Brother Industries Ltd.	42,527
3,200	Bunka Shutter Co. Ltd.	35,873
400	C Uyemura & Co. Ltd.	27,084
1,700	Calbee, Inc.†	38,317
900	Canon Electronics, Inc.†	14,542
1,200	Canon Marketing Japan, Inc.	35,260
4,800	Canon, Inc.	142,719
2,200	Capcom Co. Ltd.	41,070
2,700	Casio Computer Co. Ltd.†	23,258
600	Central Glass Co. Ltd.†	11,284
2,500	Central Japan Railway Co.	61,963
600	Change Holdings, Inc.†	5,057
3,700	Chiba Bank Ltd.	30,736
7,600	Chiyoda Corp.†,*	20,132
600	Chofu Seisakusho Co. Ltd.	8,533
600	Chori Co. Ltd.	13,357
3,800	Chubu Electric Power Co., Inc.	49,565
1,700	Chubu Steel Plate Co. Ltd.†	29,490
700	Chudenko Corp.	13,863
3,600	Chugai Pharmaceutical Co. Ltd.	137,122
3,500	Chugin Financial Group, Inc.	29,710
3,900	Chugoku Electric Power Co., Inc.†	29,318
2,300	Chugoku Marine Paints Ltd.†	33,684
5,400	Citizen Watch Co. Ltd.†	35,422
1,300	CKD Corp.†	25,892
2,600	Coca-Cola Bottlers Japan Holdings, Inc.	38,292
600	Colowide Co. Ltd.†	8,504
1,700	Computer Engineering & Consulting Ltd.	17,317
900	COMSYS Holdings Corp.	21,011
1,300	Comture Corp.	16,875

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Japan (Continued)
8,000	Concordia Financial Group Ltd.	$40,122
1,000	Cosmo Energy Holdings Co. Ltd.†	50,020
200	Cosmos Pharmaceutical Corp.	18,939
1,500	Create Restaurants Holdings, Inc.	10,216
600	Create SD Holdings Co. Ltd.	13,040
1,900	Credit Saison Co. Ltd.	38,997
600	CTI Engineering Co. Ltd.	20,333
3,600	CyberAgent, Inc.	26,112
1,700	Cybozu, Inc.	19,709
1,000	Dai Nippon Printing Co. Ltd.	30,532
1,000	Dai-Dan Co. Ltd.	15,854
4,900	Dai-ichi Life Holdings, Inc.	124,620
2,400	Daicel Corp.	23,615
3,700	Daido Metal Co. Ltd.	16,376
3,000	Daido Steel Co. Ltd.	34,651
1,500	Daifuku Co. Ltd.	35,761
500	Daihen Corp.	31,015
700	Daiho Corp.†	15,953
900	Daiichi Jitsugyo Co. Ltd.	12,580
1,100	Daiichi Sankyo Co. Ltd.	34,865
1,800	Daiichikosho Co. Ltd.	22,723
1,900	Daiki Aluminium Industry Co. Ltd.†	15,363
1,300	Daikin Industries Ltd.	176,992
200	Daikokutenbussan Co. Ltd.	12,749
1,400	Daikyonishikawa Corp.	7,149
4,000	Daio Paper Corp.†	30,916
1,280	Daiseki Co. Ltd.	31,159
400	Daishi Hokuetsu Financial Group, Inc.†	11,732
660	Daito Pharmaceutical Co. Ltd.	10,172
800	Daito Trust Construction Co. Ltd.	91,003
4,500	Daiwa House Industry Co. Ltd.	133,383
4,700	Daiwa Securities Group, Inc.	35,581
1,400	Daiwabo Holdings Co. Ltd.†	23,343
2,200	DCM Holdings Co. Ltd.	21,247
1,200	DeNA Co. Ltd.	11,839
2,000	Denka Co. Ltd.†	31,114
8,600	Denso Corp.	163,899
900	Dentsu Group, Inc.	24,911
400	Dentsu Soken, Inc.	13,027
1,000	Dexerials Corp.	43,335
1,200	DIC Corp.	22,870
400	Digital Arts, Inc.	11,428
700	Dip Corp.	12,772
500	Disco Corp.	182,290
1,800	DMG Mori Co. Ltd.†	47,336
1,100	Doutor Nichires Holdings Co. Ltd.	14,918
1,100	Dowa Holdings Co. Ltd.†	37,800
600	DTS Corp.	15,636
1,000	Duskin Co. Ltd.	21,297
800	DyDo Group Holdings, Inc.	14,427
1,100	Eagle Industry Co. Ltd.	13,232
3,300	East Japan Railway Co.	63,207
1,100	Ebara Corp.	99,442
2,100	EDION Corp.†	21,100

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Japan (Continued)
1,000	eGuarantee, Inc.	$11,811
1,400	Eiken Chemical Co. Ltd.†	18,173
600	Eisai Co. Ltd.	24,697
300	Eizo Corp.	10,186
600	Elecom Co. Ltd.	6,143
1,700	Electric Power Development Co. Ltd.	27,845
700	en Japan, Inc.†	12,263
21,400	ENEOS Holdings, Inc.	102,731
1,500	eRex Co. Ltd.†,*	6,827
2,400	ES-Con Japan Ltd.	16,076
1,000	Exedy Corp.	19,983
3,800	EXEO Group, Inc.	40,239
1,000	Ezaki Glico Co. Ltd.	27,877
900	Fancl Corp.	11,962
1,300	FANUC Corp.	36,240
1,000	Fast Retailing Co. Ltd.	308,561
1,100	FCC Co. Ltd.	15,950
1,500	Ferrotec Holdings Corp.†	29,043
900	Financial Partners Group Co. Ltd.	12,616
1,100	Food & Life Cos. Ltd.	21,062
900	Foster Electric Co. Ltd.	7,289
800	FP Corp.†	14,493
1,100	Fudo Tetra Corp.	14,853
900	Fuji Co. Ltd.	10,975
1,600	Fuji Corp.	28,162
1,000	Fuji Electric Co. Ltd.	66,719
500	Fuji Kyuko Co. Ltd.†	12,898
1,600	Fuji Media Holdings, Inc.	19,331
700	Fuji Oil Holdings, Inc.†	10,950
700	Fuji Seal International, Inc.	9,156
600	Fuji Soft, Inc.†	23,702
400	Fujibo Holdings, Inc.†	11,521
700	Fujicco Co. Ltd.	8,777
4,800	FUJIFILM Holdings Corp.	107,428
3,400	Fujikura Ltd.	50,086
900	Fujimi, Inc.†	20,541
500	Fujimori Kogyo Co. Ltd.	14,104
1,300	Fujitsu General Ltd.†	16,072
12,000	Fujitsu Ltd.	191,637
400	Fukuda Denshi Co. Ltd.	18,232
800	Fukui Computer Holdings, Inc.	13,635
1,200	Fukuoka Financial Group, Inc.†	31,930
500	Fukushima Galilei Co. Ltd.	19,619
600	Fukuyama Transporting Co. Ltd.	14,170
1,200	FULLCAST Holdings Co. Ltd.	11,439
1,000	Funai Soken Holdings, Inc.	16,376
900	Furukawa Co. Ltd.	10,785
1,200	Furukawa Electric Co. Ltd.†	25,232
1,200	Furuno Electric Co. Ltd.	19,342
400	Furuya Metal Co. Ltd.	29,594
400	Fuso Chemical Co. Ltd.†	12,142
800	Futaba Corp.	2,732
4,700	Futaba Industrial Co. Ltd.	36,419
2,000	Future Corp.	21,971

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Japan (Continued)
500	Fuyo General Lease Co. Ltd.	$44,359
800	G-7 Holdings, Inc.	7,557
2,200	G-Tekt Corp.	30,723
3,500	Gakken Holdings Co. Ltd.	21,456
800	Geo Holdings Corp.†	10,025
1,600	Giken Ltd.	21,879
700	GLOBERIDE, Inc.†	9,285
1,000	Glory Ltd.†	18,807
900	GMO internet group, Inc.	16,249
300	GMO Payment Gateway, Inc.	19,293
1,300	GNI Group Ltd.*	25,806
800	Godo Steel Ltd.	30,176
700	Goldcrest Co. Ltd.	11,704
400	Goldwin, Inc.†	25,377
2,700	Gree, Inc.	8,579
2,300	GS Yuasa Corp.†	47,677
1,100	GungHo Online Entertainment, Inc.	17,567
4,900	Gunma Bank Ltd.	27,708
600	Gunze Ltd.	21,482
1,500	H.U. Group Holdings, Inc.†	24,420
1,700	H2O Retailing Corp.	21,685
5,000	Hachijuni Bank Ltd.	33,641
800	Hagiwara Electric Holdings Co. Ltd.†	23,411
2,800	Hakuhodo DY Holdings, Inc.†	25,155
600	Halows Co. Ltd.	17,697
800	Hamakyorex Co. Ltd.	20,240
900	Hamamatsu Photonics KK	31,593
1,600	Hankyu Hanshin Holdings, Inc.	45,787
800	Hanwa Co. Ltd.	31,127
1,300	Happinet Corp.†	26,021
800	Harmonic Drive Systems, Inc.	21,192
3,500	Haseko Corp.	43,155
3,500	Hazama Ando Corp.†	27,190
1,200	Heiwa Corp.	15,696
600	Heiwa Real Estate Co. Ltd.†	15,696
900	Heiwado Co. Ltd.	12,021
200	Hikari Tsushin, Inc.	37,429
4,400	Hino Motors Ltd.*	14,681
200	Hioki EE Corp.†	9,460
400	Hirata Corp.†	20,531
3,100	Hirogin Holdings, Inc.	22,178
200	Hirose Electric Co. Ltd.	20,478
400	Hisamitsu Pharmaceutical Co., Inc.	10,340
1,600	Hitachi Construction Machinery Co. Ltd.	48,070
5,400	Hitachi Ltd.	490,666
3,400	Hitachi Zosen Corp.	29,602
400	Hogy Medical Co. Ltd.	9,830
2,900	Hokkaido Electric Power Co., Inc.	15,791
700	Hokkoku Financial Holdings, Inc.	22,982
3,000	Hokuetsu Corp.†	36,702
1,000	Hokuetsu Industries Co. Ltd.	13,047
1,800	Hokuhoku Financial Group, Inc.	22,711
2,300	Hokuriku Electric Power Co.†	12,169
1,200	Hokuto Corp.†	14,507

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Japan (Continued)
30,900	Honda Motor Co. Ltd.	$380,381
939	Honda Motor Co. Ltd., ADR†	34,959
400	Horiba Ltd.	41,313
600	Hoshizaki Corp.	21,811
3,100	Hosiden Corp.	39,298
500	Hosokawa Micron Corp.	15,672
1,100	House Foods Group, Inc.	22,352
2,000	Hoya Corp.	248,844
2,000	Hulic Co. Ltd.	20,478
3,000	Hyakugo Bank Ltd.	12,663
700	Ibiden Co. Ltd.†	31,148
600	Idec Corp.†	10,563
5,500	Idemitsu Kosan Co. Ltd.	37,531
3,000	IDOM, Inc.	20,690
1,000	IHI Corp.†	26,642
1,100	Iida Group Holdings Co. Ltd.†	14,181
4,200	Iino Kaiun Kaisha Ltd.†	34,875
500	Inaba Denki Sangyo Co. Ltd.	11,560
900	Inabata & Co. Ltd.	18,906
1,300	Infocom Corp.	22,886
2,412	INFRONEER Holdings, Inc.†	23,072
13,200	Inpex Corp.	200,511
1,400	Insource Co. Ltd.	8,379
200	Intage Holdings, Inc.	2,086
400	Integrated Design & Engineering Holdings Co. Ltd.	11,389
1,200	Internet Initiative Japan, Inc.	22,342
300	IR Japan Holdings Ltd.†	2,606
1,300	Iriso Electronics Co. Ltd.	25,935
2,600	Isetan Mitsukoshi Holdings Ltd.†	42,080
1,600	Ishihara Sangyo Kaisha Ltd.	18,243
6,200	Isuzu Motors Ltd.	83,510
1,300	Ito En Ltd.	31,757
6,500	ITOCHU Corp.†	277,553
1,200	Itochu Enex Co. Ltd.	12,342
680	Itoham Yonekyu Holdings, Inc.	17,833
2,200	Itoki Corp.	25,157
700	Iwatani Corp.	37,654
4,100	Iyogin Holdings, Inc.	31,607
1,000	Izumi Co. Ltd.	22,889
2,300	J Trust Co. Ltd.†	6,685
700	J-Oil Mills, Inc.	8,948
3,500	J. Front Retailing Co. Ltd.	38,773
3,200	JAC Recruitment Co. Ltd.	16,636
1,000	Jaccs Co. Ltd.	36,200
2,100	JAFCO Group Co. Ltd.†	25,907
1,400	Japan Airlines Co. Ltd.	26,552
500	Japan Airport Terminal Co. Ltd.	19,715
1,800	Japan Aviation Electronics Industry Ltd.†	29,417
1,100	Japan Elevator Service Holdings Co. Ltd.	17,919
3,600	Japan Exchange Group, Inc.	97,146
1,500	Japan Lifeline Co. Ltd.	11,940
1,200	Japan Material Co. Ltd.	19,073
500	Japan Petroleum Exploration Co. Ltd.†	22,592
2,100	Japan Post Bank Co. Ltd.	22,543

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Japan (Continued)
7,800	Japan Post Holdings Co. Ltd.	$78,448
1,000	Japan Post Insurance Co. Ltd.†	19,088
600	Japan Pulp & Paper Co. Ltd.	20,491
3,000	Japan Securities Finance Co. Ltd.	32,996
1,000	Japan Steel Works Ltd.	22,216
5,800	Japan Tobacco, Inc.	154,329
1,700	Japan Wool Textile Co. Ltd.	16,317
400	JCU Corp.	10,133
500	Jeol Ltd.†	20,597
6,200	JFE Holdings, Inc.	102,330
2,700	JGC Holdings Corp.†	26,397
400	JINS Holdings, Inc.	11,296
600	Joshin Denki Co. Ltd.†	9,120
900	Joyful Honda Co. Ltd.	12,931
900	JSR Corp.*	25,743
3,800	JTEKT Corp.	35,733
800	Juroku Financial Group, Inc.	24,785
800	Justsystems Corp.†	13,999
6,300	JVCKenwood Corp.	38,621
3,200	K's Holdings Corp.†	27,481
800	Kadokawa Corp.†	14,004
700	Kaga Electronics Co. Ltd.†	29,641
800	Kagome Co. Ltd.†	19,353
2,200	Kajima Corp.	44,980
2,900	Kakaku.com, Inc.	35,105
500	Kaken Pharmaceutical Co. Ltd.†	11,283
600	Kameda Seika Co. Ltd.	16,825
1,000	Kamigumi Co. Ltd.†	21,965
1,300	Kanamoto Co. Ltd.	23,170
2,200	Kandenko Co. Ltd.	25,040
1,100	Kaneka Corp.	27,286
1,700	Kanematsu Corp.	28,917
4,100	Kansai Electric Power Co., Inc.	58,204
1,200	Kansai Paint Co. Ltd.†	17,111
1,500	Kanto Denka Kogyo Co. Ltd.†	9,958
2,300	Kao Corp.	85,935
900	Katitas Co. Ltd.†	11,706
400	Kato Sangyo Co. Ltd.	11,970
900	Kawada Technologies, Inc.†	19,352
900	Kawasaki Heavy Industries Ltd.†	29,459
1,800	Kawasaki Kisen Kaisha Ltd.†	24,168
14,200	KDDI Corp.	419,115
600	KeePer Technical Laboratory Co. Ltd.	19,659
1,200	Keihan Holdings Co. Ltd.†	26,556
3,100	Keikyu Corp.	28,444
700	Keio Corp.	19,148
600	Keisei Electric Railway Co. Ltd.†	24,312
2,500	Keiyo Bank Ltd.	12,469
900	Kewpie Corp.	16,674
600	Keyence Corp.	277,804
500	KFC Holdings Japan Ltd.†	14,450
1,100	KH Neochem Co. Ltd.	16,604
300	Ki-Star Real Estate Co. Ltd.†	7,402
1,500	Kikkoman Corp.	19,184

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Japan (Continued)
1,200	Kinden Corp.†	$20,840
1,000	Kintetsu Group Holdings Co. Ltd.†	29,066
3,500	Kirin Holdings Co. Ltd.	48,600
800	Kissei Pharmaceutical Co. Ltd.	18,681
2,600	Kitz Corp.	23,255
1,600	Kiyo Bank Ltd.	19,585
1,500	Koa Corp.†	14,516
700	Kobayashi Pharmaceutical Co. Ltd.	22,681
1,300	Kobe Bussan Co. Ltd.	31,843
4,600	Kobe Steel Ltd.†	62,111
1,000	Koei Tecmo Holdings Co. Ltd.†	10,626
900	Kohnan Shoji Co. Ltd.	25,922
1,600	Koito Manufacturing Co. Ltd.	21,509
1,500	Kokuyo Co. Ltd.	24,460
7,800	Komatsu Ltd.	229,960
1,100	KOMEDA Holdings Co. Ltd.	19,576
1,000	Komeri Co. Ltd.†	22,757
1,400	Komori Corp.†	11,338
600	Konami Group Corp.	40,706
6,900	Konica Minolta, Inc.	22,503
1,400	Konishi Co. Ltd.	14,178
1,200	Konoike Transport Co. Ltd.	16,758
500	Kose Corp.	26,714
2,000	Koshidaka Holdings Co. Ltd.	12,353
1,500	Kotobuki Spirits Co. Ltd.†	18,787
1,200	Krosaki Harima Corp.	27,784
4,400	Kubota Corp.	68,785
400	Kumagai Gumi Co. Ltd.	10,873
1,500	Kumiai Chemical Industry Co. Ltd.	8,175
4,700	Kuraray Co. Ltd.	50,158
1,200	Kureha Corp.	21,593
800	Kurita Water Industries Ltd.	33,051
1,200	Kusuri No. Aoki Holdings Co. Ltd.	24,717
1,000	KYB Corp.†	33,822
4,800	Kyocera Corp.	63,845
1,500	Kyoei Steel Ltd.	23,335
1,700	Kyokuto Kaihatsu Kogyo Co. Ltd.	28,715
500	Kyokuyo Co. Ltd.†	12,221
500	Kyorin Pharmaceutical Co. Ltd.†	6,001
1,200	Kyoritsu Maintenance Co. Ltd.†	27,428
2,400	Kyoto Financial Group, Inc.	43,147
900	Kyowa Kirin Co. Ltd.	16,141
600	Kyudenko Corp.	24,816
5,300	Kyushu Electric Power Co., Inc.	47,440
5,000	Kyushu Financial Group, Inc.	36,811
1,200	Kyushu Railway Co.	27,333
400	Lasertec Corp.	113,436
600	Lawson, Inc.	40,963
10,100	Leopalace21 Corp.†	33,894
900	Life Corp.	23,038
1,900	LIFENET INSURANCE Co.†,*	18,551
1,000	Lintec Corp.	20,544
1,900	Lion Corp.	16,969
200	LITALICO, Inc.	2,769

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Japan (Continued)
5,000	Lixil Corp.	$61,468
16,500	LY Corp.	41,691
500	M&A Capital Partners Co. Ltd.	7,375
2,100	M3, Inc.	30,089
1,400	Mabuchi Motor Co. Ltd.	25,437
700	Macnica Holdings, Inc.†	34,108
900	Macromill, Inc.	4,596
800	Maeda Kosen Co. Ltd.†	19,131
600	Makino Milling Machine Co. Ltd.	24,851
900	Makita Corp.	25,416
1,800	Mandom Corp.	15,850
2,300	Mani, Inc.	29,977
2,200	Marubeni Corp.	37,938
800	Marudai Food Co. Ltd.	8,540
700	Maruha Nichiro Corp.	13,671
2,000	Marui Group Co. Ltd.†	31,979
1,300	Maruichi Steel Tube Ltd.	34,574
2,200	Marusan Securities Co. Ltd.	15,521
200	Maruwa Co. Ltd.	41,683
500	Maruzen Showa Unyu Co. Ltd.	15,293
1,300	Matsuda Sangyo Co. Ltd.	21,048
4,100	Matsui Securities Co. Ltd.†	22,344
1,620	MatsukiyoCocokara & Co.	25,946
1,700	Maxell Ltd.	17,766
7,000	Mazda Motor Corp.†	81,454
500	McDonald's Holdings Co. Japan Ltd.	22,460
1,300	MCJ Co. Ltd.	11,499
9,000	Mebuki Financial Group, Inc.	29,483
1,600	Medipal Holdings Corp.	24,426
400	Medley, Inc.*	11,825
600	Megachips Corp.	15,260
1,000	Megmilk Snow Brand Co. Ltd.	17,730
1,700	Meidensha Corp.	31,916
1,600	MEIJI Holdings Co. Ltd.	34,879
900	Meiko Electronics Co. Ltd.†	31,748
1,500	MEITEC Group Holdings, Inc.	28,929
1,600	Menicon Co. Ltd.	16,388
1,000	Mercari, Inc.*	12,739
1,800	METAWATER Co. Ltd.	26,409
500	Micronics Japan Co. Ltd.	27,249
600	Milbon Co. Ltd.	12,588
1,200	Mimasu Semiconductor Industry Co. Ltd.	24,257
2,100	Minebea Mitsumi, Inc.	40,937
1,600	Mirait One Corp.	19,675
1,300	MISUMI Group, Inc.	18,047
600	Mitani Sekisan Co. Ltd.	23,781
4,200	Mitsuba Corp.	45,252
15,500	Mitsubishi Chemical Group Corp.	94,128
5,600	Mitsubishi Corp.	128,847
7,800	Mitsubishi Electric Corp.	129,923
2,000	Mitsubishi Estate Co. Ltd.	36,266
1,500	Mitsubishi Gas Chemical Co., Inc.†	25,079
9,500	Mitsubishi HC Capital, Inc.	66,051
14,000	Mitsubishi Heavy Industries Ltd.	126,239

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Japan (Continued)
900	Mitsubishi Logistics Corp.	$29,073
2,000	Mitsubishi Materials Corp.†	37,521
9,200	Mitsubishi Motors Corp.†	30,114
900	Mitsubishi Pencil Co. Ltd.	15,024
700	Mitsubishi Research Institute, Inc.	22,866
1,000	Mitsubishi Shokuhin Co. Ltd.	36,663
49,100	Mitsubishi UFJ Financial Group, Inc.	497,876
600	Mitsuboshi Belting Ltd.†	18,371
2,200	Mitsui & Co. Ltd.	102,356
2,500	Mitsui Chemicals, Inc.†	73,094
2,100	Mitsui E&S Co. Ltd.†	26,399
9,600	Mitsui Fudosan Co. Ltd.	102,957
300	Mitsui High-Tec, Inc.	16,980
1,000	Mitsui Matsushima Holdings Co. Ltd.†	19,124
1,300	Mitsui Mining & Smelting Co. Ltd.†	39,666
2,100	Mitsui OSK Lines Ltd.†	63,979
800	Mitsui-Soko Holdings Co. Ltd.†	24,653
1,300	Mitsuuroko Group Holdings Co. Ltd.	12,109
1,000	Miura Co. Ltd.	19,312
1,000	MIXI, Inc.†	17,255
700	Miyazaki Bank Ltd.	13,290
10,390	Mizuho Financial Group, Inc.	205,082
5,000	Mizuho Leasing Co. Ltd.	36,762
700	Mizuno Corp.	29,132
1,200	Mochida Pharmaceutical Co. Ltd.	25,327
400	Modec, Inc.	8,046
3,300	Monex Group, Inc.†	19,489
900	Monogatari Corp.	27,586
2,900	MonotaRO Co. Ltd.	34,770
1,200	Morinaga & Co. Ltd.	20,563
1,600	Morinaga Milk Industry Co. Ltd.	32,691
2,100	Morita Holdings Corp.	22,681
8,700	MS&AD Insurance Group Holdings, Inc.	153,132
9,600	Murata Manufacturing Co. Ltd.	179,754
2,000	Musashi Seimitsu Industry Co. Ltd.	22,235
1,000	Musashino Bank Ltd.	19,302
1,200	Nabtesco Corp.	20,052
600	Nachi-Fujikoshi Corp.	13,694
1,500	Nagase & Co. Ltd.	25,144
1,800	Nagoya Railroad Co. Ltd.	25,107
1,100	Nakanishi, Inc.	17,207
3,400	Nakayama Steel Works Ltd.†	21,000
1,200	Nankai Electric Railway Co. Ltd.	24,606
800	Nanto Bank Ltd.	16,118
1,100	NEC Corp.	80,040
1,600	NEC Networks & System Integration Corp.	26,487
1,700	NET One Systems Co. Ltd.	29,883
1,000	Nexon Co. Ltd.	16,581
1,100	Nextage Co. Ltd.†	20,840
3,900	NGK Insulators Ltd.	52,325
1,000	NH Foods Ltd.†	33,432
2,400	NHK Spring Co. Ltd.	23,765
1,200	Nichias Corp.	31,986
1,400	Nichicon Corp.†	11,782

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Japan (Continued)
900	Nichiden Corp.†	$15,761
700	Nichiha Corp.	15,768
1,500	Nichirei Corp.	40,309
1,500	Nichireki Co. Ltd.†	24,742
800	Nichirin Co. Ltd.	19,580
1,300	NIDEC Corp.†	53,450
800	Nifco, Inc.	20,018
2,600	Nihon Dempa Kogyo Co. Ltd.†	23,221
700	Nihon Kohden Corp.	18,538
4,000	Nihon M&A Center Holdings, Inc.†	25,364
1,800	Nihon Parkerizing Co. Ltd.	14,447
1,700	Nikkiso Co. Ltd.	13,858
1,300	Nikkon Holdings Co. Ltd.†	25,020
3,000	Nikon Corp.†	30,222
3,100	Nintendo Co. Ltd.	169,130
900	Nippn Corp.	13,793
600	Nippon Carbon Co. Ltd.	20,967
600	Nippon Chemi-Con Corp.*	5,652
9,100	Nippon Denko Co. Ltd.	19,056
700	Nippon Densetsu Kogyo Co. Ltd.	9,655
1,200	Nippon Electric Glass Co. Ltd.	30,606
1,100	NIPPON EXPRESS HOLDINGS, Inc.	56,017
1,800	Nippon Gas Co. Ltd.	30,161
2,500	Nippon Kayaku Co. Ltd.	21,362
1,520	Nippon Light Metal Holdings Co. Ltd.	17,973
2,700	Nippon Paint Holdings Co. Ltd.	19,343
1,200	Nippon Paper Industries Co. Ltd.†	9,267
10,200	Nippon Parking Development Co. Ltd.†	13,611
1,100	Nippon Pillar Packing Co. Ltd.	44,471
500	Nippon Road Co. Ltd.	6,206
1,900	Nippon Sanso Holdings Corp.	59,329
1,200	Nippon Seiki Co. Ltd.	12,105
5,100	Nippon Sheet Glass Co. Ltd.*	17,384
500	Nippon Shinyaku Co. Ltd.	14,820
1,600	Nippon Shokubai Co. Ltd.	15,595
2,600	Nippon Signal Company Ltd.	17,639
900	Nippon Soda Co. Ltd.	35,910
7,800	Nippon Steel Corp.†	186,988
104,100	Nippon Telegraph & Telephone Corp.	123,781
530	Nippon Yakin Kogyo Co. Ltd.	16,840
4,800	Nippon Yusen KK†	131,589
5,000	Nipro Corp.†	39,602
2,000	Nishi-Nippon Financial Holdings, Inc.	24,957
900	Nishi-Nippon Railroad Co. Ltd.	14,637
1,000	Nishimatsu Construction Co. Ltd.†	28,703
1,600	Nishimatsuya Chain Co. Ltd.	25,441
700	Nishio Holdings Co. Ltd.	17,849
1,000	Nissan Chemical Corp.	37,753
21,600	Nissan Motor Co. Ltd.†	85,213
3,200	Nissan Shatai Co. Ltd.†	21,963
600	Nissei ASB Machine Co. Ltd.	20,491
1,100	Nissha Co. Ltd.	10,922
800	Nisshin Oillio Group Ltd.	26,793
1,400	Nisshin Seifun Group, Inc.	19,255

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Japan (Continued)
4,400	Nisshinbo Holdings, Inc.	$35,271
1,200	Nissin Foods Holdings Co. Ltd.†	33,056
5,400	Nissui Corp.	33,799
1,200	Niterra Co. Ltd.†	39,691
400	Nitori Holdings Co. Ltd.	60,299
900	Nitta Corp.†	23,484
1,100	Nittetsu Mining Co. Ltd.	35,388
900	Nitto Denko Corp.	81,897
700	Nitto Kogyo Corp.†	19,213
300	Noevir Holdings Co. Ltd.	10,285
2,100	NOF Corp.	28,646
900	Nohmi Bosai Ltd.	13,419
2,200	Nojima Corp.	24,459
1,500	NOK Corp.†	20,521
16,900	Nomura Holdings, Inc.	107,643
1,600	Nomura Micro Science Co. Ltd.†	55,912
1,500	Nomura Real Estate Holdings, Inc.	42,241
2,200	Nomura Research Institute Ltd.	61,867
600	Noritake Co. Ltd.	16,647
700	Noritsu Koki Co. Ltd.	14,682
1,100	Noritz Corp.	12,571
7,800	North Pacific Bank Ltd.	22,671
800	NS United Kaiun Kaisha Ltd.†	24,917
800	NSD Co. Ltd.	15,421
2,900	NSK Ltd.	16,487
10,800	NTN Corp.†	22,416
3,600	NTT Data Group Corp.	56,944
600	Obara Group, Inc.	15,042
3,100	Obayashi Corp.	36,728
500	OBIC Business Consultants Co. Ltd.	23,401
200	Obic Co. Ltd.	30,143
2,100	Odakyu Electric Railway Co. Ltd.	28,875
1,100	Ogaki Kyoritsu Bank Ltd.	15,841
300	Ohsho Food Service Corp.	15,299
800	Oisix ra daichi, Inc.†,*	6,812
13,300	Oji Holdings Corp.†	55,140
1,000	Okamura Corp.	14,691
4,600	Okasan Securities Group, Inc.†	24,462
1,800	Oki Electric Industry Co. Ltd.†	13,698
1,000	Okinawa Cellular Telephone Co.	23,550
1,155	Okinawa Electric Power Co., Inc.	8,744
500	OKUMA Corp.†	23,662
700	Okumura Corp.	23,213
2,200	Olympus Corp.	31,587
1,200	Omron Corp.	42,743
3,800	Ono Pharmaceutical Co. Ltd.†	62,179
3,700	Onward Holdings Co. Ltd.	13,076
1,500	Open House Group Co. Ltd.	48,385
1,200	Open Up Group, Inc.	16,250
1,000	Optex Group Co. Ltd.	12,994
700	Optorun Co. Ltd.	9,479
500	Oracle Corp.	37,472
800	Organo Corp.	39,477
2,810	Orient Corp.†	19,843

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Japan (Continued)
3,300	Oriental Land Co. Ltd.	$105,444
9,300	ORIX Corp.	202,612
2,100	Osaka Gas Co. Ltd.	47,138
700	Osaka Organic Chemical Industry Ltd.	14,705
600	Osaka Soda Co. Ltd.†	37,971
900	OSAKA Titanium Technologies Co. Ltd.†	15,493
2,900	OSG Corp.	41,561
1,400	Otsuka Corp.	29,604
1,000	Otsuka Holdings Co. Ltd.	41,426
800	Oyo Corp.	11,600
1,600	Pacific Industrial Co. Ltd.	17,683
900	Pacific Metals Co. Ltd.†,*	8,008
1,600	PAL GROUP Holdings Co. Ltd.	27,195
300	PALTAC Corp.	7,949
1,600	Pan Pacific International Holdings Corp.	42,331
16,800	Panasonic Holdings Corp.	159,643
700	Paramount Bed Holdings Co. Ltd.	11,852
1,800	Park24 Co. Ltd.*	21,165
700	Pasona Group, Inc.	12,823
3,900	Penta-Ocean Construction Co. Ltd.	19,531
1,900	PeptiDream, Inc.*	17,729
26,000	Persol Holdings Co. Ltd.	36,274
1,100	PHC Holdings Corp.†	8,945
2,100	Pigeon Corp.	20,212
500	Pilot Corp.	12,961
1,100	Piolax, Inc.†	19,213
900	Pola Orbis Holdings, Inc.	8,603
900	Premium Group Co. Ltd.	12,164
2,500	Press Kogyo Co. Ltd.	11,610
600	Pressance Corp.†	7,004
2,100	Prestige International, Inc.†	9,433
1,100	Prima Meat Packers Ltd.	16,459
600	Procrea Holdings, Inc.	7,352
1,000	Proto Corp.	9,281
1,300	Qol Holdings Co. Ltd.	14,865
900	Raito Kogyo Co. Ltd.	11,962
2,400	Raksul, Inc.*	17,075
1,700	Rakus Co. Ltd.	22,926
7,900	Rakuten Group, Inc.*	44,672
7,900	Recruit Holdings Co. Ltd.	345,945
2,100	Relo Group, Inc.	17,042
12,500	Renesas Electronics Corp.	221,628
4,600	Rengo Co. Ltd.	35,021
500	RENOVA, Inc.†,*	4,086
15,200	Resona Holdings, Inc.	93,582
3,000	Resonac Holdings Corp.	69,481
1,100	Resorttrust, Inc.	18,802
1,000	Restar Corp.	19,950
6,400	Ricoh Co. Ltd.	56,716
400	Ricoh Leasing Co. Ltd.†	13,899
1,600	Riken Keiki Co. Ltd.†	40,164
900	Riken Vitamin Co. Ltd.	14,917
1,200	Rinnai Corp.	27,467
4,000	Riso Kyoiku Co. Ltd.	5,813

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Japan (Continued)
2,800	Rohm Co. Ltd.	$44,678
1,500	Rohto Pharmaceutical Co. Ltd.	29,048
300	Roland Corp.	9,116
400	Roland DG Corp.	14,269
300	Rorze Corp.	42,132
3,600	Round One Corp.	18,597
600	Royal Holdings Co. Ltd.	9,794
1,000	RS Technologies Co. Ltd.	19,917
500	Ryobi Ltd.	9,889
2,000	Ryohin Keikaku Co. Ltd.	32,646
200	Ryosan Co. Ltd.†	6,381
600	S Foods, Inc.	13,317
1,600	S-Pool, Inc.	3,308
500	Saizeriya Co. Ltd.	17,043
1,400	Sakai Moving Service Co. Ltd.	23,481
1,300	Sakata INX Corp.	13,483
500	Sakata Seed Corp.	12,237
2,700	Sala Corp.	14,732
1,800	SAMTY Co. Ltd.	32,830
300	San-A Co. Ltd.	9,275
2,100	San-Ai Obbli Co. Ltd.	28,522
3,000	San-In Godo Bank Ltd.	23,484
1,200	Sangetsu Corp.	26,159
700	Sanken Electric Co. Ltd.†	30,482
1,300	Sanki Engineering Co. Ltd.	18,043
3,000	Sankyo Co. Ltd.	32,729
800	Sankyu, Inc.	27,449
2,100	Sanrio Co. Ltd.	40,230
3,600	Santen Pharmaceutical Co. Ltd.	35,351
2,300	Sanwa Holdings Corp.	40,005
500	Sanyo Chemical Industries Ltd.	13,922
300	Sanyo Denki Co. Ltd.	13,971
900	Sanyo Special Steel Co. Ltd.†	13,228
600	Sapporo Holdings Ltd.	23,880
900	Sato Holdings Corp.	13,716
600	Sawai Group Holdings Co. Ltd.	23,432
300	SBI ARUHI Corp.	1,855
1,700	SBI Holdings, Inc.	44,415
500	SBS Holdings, Inc.	8,528
600	SCREEN Holdings Co. Ltd.†	77,249
1,600	SCSK Corp.	29,668
700	Secom Co. Ltd.	50,680
2,400	Sega Sammy Holdings, Inc.	29,592
3,000	Seibu Holdings, Inc.	46,829
1,000	Seikagaku Corp.	5,007
2,400	Seiko Epson Corp.†	41,776
700	Seiko Group Corp.	18,797
1,600	Seino Holdings Co. Ltd.†	21,937
800	Seiren Co. Ltd.†	14,517
2,700	Sekisui Chemical Co. Ltd.	39,382
2,100	Sekisui House Ltd.	47,638
900	Sekisui Jushi Corp.	13,942
1,600	Senko Group Holdings Co. Ltd.†	11,954
8,500	Senshu Ikeda Holdings, Inc.	22,011

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Japan (Continued)
1,100	Seria Co. Ltd.	$21,727
26,400	Seven & i Holdings Co. Ltd.	383,670
7,000	Seven Bank Ltd.†	13,549
3,800	SG Holdings Co. Ltd.	48,059
4,900	Sharp Corp.†,*	27,206
500	Shibaura Electronics Co. Ltd.	20,511
1,100	Shibaura Machine Co. Ltd.†	26,486
600	Shibaura Mechatronics Corp.†	25,287
600	Shibuya Corp.	13,753
100	SHIFT, Inc.*	15,881
1,000	Shiga Bank Ltd.	27,547
1,700	Shikoku Electric Power Co., Inc.	13,246
900	Shikoku Kasei Holdings Corp.	10,458
900	Shima Seiki Manufacturing Ltd.†	8,216
1,700	Shimadzu Corp.	47,200
400	Shimamura Co. Ltd.	22,772
400	Shimano, Inc.	59,730
3,500	Shimizu Corp.	22,531
1,000	Shin Nippon Biomedical Laboratories Ltd.†	10,120
15,000	Shin-Etsu Chemical Co. Ltd.	654,578
2,000	Shin-Etsu Polymer Co. Ltd.	20,267
800	Shinko Electric Industries Co. Ltd.	29,822
1,700	Shinmaywa Industries Ltd.	13,802
1,500	Shionogi & Co. Ltd.	76,625
1,200	Ship Healthcare Holdings, Inc.	16,532
2,200	Shiseido Co. Ltd.	60,021
4,800	Shizuoka Financial Group, Inc.	45,533
2,800	Shizuoka Gas Co. Ltd.	17,479
300	SHO-BOND Holdings Co. Ltd.	12,582
1,800	Shoei Co. Ltd.†	27,111
1,000	Siix Corp.	11,369
1,400	Simplex Holdings, Inc.	25,729
1,100	Sinfonia Technology Co. Ltd.	22,417
500	Sinko Industries Ltd.	12,584
3,900	SKY Perfect JSAT Holdings, Inc.†	26,459
2,300	Skylark Holdings Co. Ltd.	36,396
100	SMC Corp.	56,110
1,300	SMS Co. Ltd.	22,281
900	Socionext, Inc.†	24,388
2,700	Sodick Co. Ltd.	12,824
15,100	SoftBank Corp.	193,613
1,800	SoftBank Group Corp.	106,564
5,500	Sohgo Security Services Co. Ltd.	29,793
2,060	Sojitz Corp.†	54,106
900	Solasto Corp.	3,222
4,200	Sompo Holdings, Inc.	87,673
11,500	Sony Group Corp.	982,263
1,500	Sotetsu Holdings, Inc.†	26,754
700	Square Enix Holdings Co. Ltd.†	26,922
2,300	Stanley Electric Co. Ltd.	40,567
1,600	Star Micronics Co. Ltd.	19,532
800	Starts Corp., Inc.	16,594
8,400	Subaru Corp.	190,107
2,400	Sugi Holdings Co. Ltd.	40,935

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Japan (Continued)
4,500	SUMCO Corp.	$70,794
1,100	Sumida Corp.	8,800
1,400	Sumitomo Bakelite Co. Ltd.	41,987
10,600	Sumitomo Chemical Co. Ltd.†	22,988
4,300	Sumitomo Corp.	103,111
900	Sumitomo Densetsu Co. Ltd.†	20,006
7,200	Sumitomo Electric Industries Ltd.	111,058
1,600	Sumitomo Forestry Co. Ltd.	50,162
1,700	Sumitomo Heavy Industries Ltd.	53,286
1,600	Sumitomo Metal Mining Co. Ltd.	47,383
3,600	Sumitomo Mitsui Construction Co. Ltd.	10,107
5,600	Sumitomo Mitsui Financial Group, Inc.	326,722
3,800	Sumitomo Mitsui Trust Holdings, Inc.	81,784
900	Sumitomo Osaka Cement Co. Ltd.†	22,491
3,500	Sumitomo Pharma Co. Ltd.†,*	9,156
1,800	Sumitomo Realty & Development Co. Ltd.	66,778
3,700	Sumitomo Rubber Industries Ltd.	45,413
400	Sumitomo Seika Chemicals Co. Ltd.	13,317
900	Sumitomo Warehouse Co. Ltd.†	15,101
2,600	Sun Frontier Fudousan Co. Ltd.	32,015
700	Sundrug Co. Ltd.	21,678
800	Suntory Beverage & Food Ltd.	27,015
6,300	Suruga Bank Ltd.†	36,623
1,000	Suzuken Co. Ltd.	30,433
10,800	Suzuki Motor Corp.	122,782
1,200	SWCC Corp.	29,925
3,900	Sysmex Corp.	69,238
6,800	Systena Corp.	12,039
800	T Hasegawa Co. Ltd.†	16,039
1,500	T&D Holdings, Inc.	26,026
700	Tachi-S Co. Ltd.	9,188
1,100	Tachibana Eletech Co. Ltd.	23,398
2,200	Tadano Ltd.	18,733
1,800	Taiheiyo Cement Corp.	41,332
600	Taisei Corp.	21,811
600	Taisho Pharmaceutical Holdings Co. Ltd.	33,967
600	Taiyo Holdings Co. Ltd.	13,159
1,200	Taiyo Yuden Co. Ltd.†	28,308
2,000	Takara Bio, Inc.	12,868
2,500	Takara Holdings, Inc.†	17,952
2,100	Takara Standard Co. Ltd.†	26,510
900	Takasago Thermal Engineering Co. Ltd.	28,567
1,600	Takashimaya Co. Ltd.	25,472
11,800	Takeda Pharmaceutical Co. Ltd.	327,622
1,200	Takeuchi Manufacturing Co. Ltd.	47,880
700	Takuma Co. Ltd.	8,661
500	Tamron Co. Ltd.	22,196
2,100	Tamura Corp.†	8,226
1,200	TBS Holdings, Inc.	33,333
2,100	TDK Corp.	102,545
1,300	TechMatrix Corp.	15,595
1,000	TechnoPro Holdings, Inc.	19,943
3,300	Teijin Ltd.	29,876
400	Tekken Corp.	7,113

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Japan (Continued)
1,800	Terumo Corp.	$32,812
1,300	THK Co. Ltd.	30,400
2,700	TIS, Inc.	57,681
700	TKC Corp.	17,132
3,100	Toagosei Co. Ltd.	32,376
1,500	Tobu Railway Co. Ltd.	37,416
2,200	Tocalo Co. Ltd.	25,709
3,500	Toda Corp.	23,329
1,000	Toei Animation Co. Ltd.†	20,049
500	Toei Co. Ltd.	12,650
600	Toho Co. Ltd.	19,893
1,300	Toho Gas Co. Ltd.	28,709
1,500	Toho Holdings Co. Ltd.†	35,573
1,400	Toho Titanium Co. Ltd.†	14,474
1,500	Toho Zinc Co. Ltd.*	10,900
3,300	Tohoku Electric Power Co., Inc.†	25,789
5,800	Tokai Carbon Co. Ltd.	38,314
1,000	Tokai Corp.	14,222
1,300	TOKAI Holdings Corp.	8,459
1,300	Tokai Rika Co. Ltd.	22,208
4,800	Tokai Tokyo Financial Holdings, Inc.	19,057
200	Token Corp.	13,912
10,100	Tokio Marine Holdings, Inc.	315,250
1,100	Tokuyama Corp.	19,184
2,800	Tokyo Century Corp.	29,039
6,100	Tokyo Electric Power Co. Holdings, Inc.*	37,000
600	Tokyo Electron Device Ltd.†	27,111
2,700	Tokyo Electron Ltd.	700,238
1,400	Tokyo Gas Co. Ltd.	31,777
1,400	Tokyo Kiraboshi Financial Group, Inc.	43,328
700	Tokyo Ohka Kogyo Co. Ltd.	21,072
600	Tokyo Seimitsu Co. Ltd.	46,314
2,000	Tokyo Steel Manufacturing Co. Ltd.†	21,852
2,700	Tokyo Tatemono Co. Ltd.	45,401
400	Tokyotokeiba Co. Ltd.†	11,811
1,700	Tokyu Construction Co. Ltd.	9,276
3,000	Tokyu Corp.	36,435
9,700	Tokyu Fudosan Holdings Corp.	78,014
5,300	TOMONY Holdings, Inc.	14,565
1,900	Tomy Co. Ltd.	34,591
1,500	Topcon Corp.	17,246
1,500	TOPPAN Holdings, Inc.	37,416
1,100	Topre Corp.	18,595
500	Topy Industries Ltd.	8,882
9,400	Toray Industries, Inc.	45,056
1,100	Toridoll Holdings Corp.†	29,989
1,300	Tosei Corp.	20,550
500	Toshiba TEC Corp.	9,925
1,900	Tosoh Corp.	25,736
1,000	Totetsu Kogyo Co. Ltd.	19,692
1,600	TOTO Ltd.	44,772
600	Towa Corp.†	39,556
900	Towa Pharmaceutical Co. Ltd.	17,420
3,100	Toyo Construction Co. Ltd.†	26,499

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Japan (Continued)
200	Toyo Gosei Co. Ltd.†	$12,776
1,000	Toyo Seikan Group Holdings Ltd.	15,719
500	Toyo Suisan Kaisha Ltd.	30,523
400	Toyo Tanso Co. Ltd.	21,192
2,500	Toyo Tire Corp.	47,017
2,500	Toyobo Co. Ltd.	18,348
1,600	Toyoda Gosei Co. Ltd.†	35,090
600	Toyota Boshoku Corp.	10,182
800	Toyota Industries Corp.	83,049
75,400	Toyota Motor Corp.	1,895,709
1,800	Toyota Tsusho Corp.	122,830
600	TPR Co. Ltd.†	9,314
300	Trancom Co. Ltd.	12,029
500	Transcosmos, Inc.†	10,173
1,200	TRE Holdings Corp.†	9,528
900	Trend Micro, Inc.	45,571
1,100	Trusco Nakayama Corp.	18,588
1,600	TS Tech Co. Ltd.	20,272
1,200	Tsubaki Nakashima Co. Ltd.	6,564
600	Tsubakimoto Chain Co.	20,135
1,700	Tsuburaya Fields Holdings, Inc.†	19,608
1,900	Tsugami Corp.	14,396
1,600	Tsumura & Co.	39,773
300	Tsuruha Holdings, Inc.	21,393
700	TV Asahi Holdings Corp.	9,641
700	Tv Tokyo Holdings Corp.	13,669
800	U-Next Holdings Co. Ltd.	27,322
1,000	UACJ Corp.	28,504
2,000	UBE Corp.	35,526
200	Uchida Yoko Co. Ltd.	9,116
600	Ulvac, Inc.	38,367
1,000	Unicharm Corp.	31,834
800	Unipres Corp.†	6,125
1,100	United Super Markets Holdings, Inc.†	7,245
500	Universal Entertainment Corp.†	6,361
2,000	Ushio, Inc.	25,492
3,800	USS Co. Ltd.	31,365
600	UT Group Co. Ltd.	13,971
400	V Technology Co. Ltd.	6,556
1,200	Valor Holdings Co. Ltd.	19,572
1,000	Valqua Ltd.†	33,360
1,400	Vision, Inc.*	11,311
400	Visional, Inc.*	25,578
1,400	Vital KSK Holdings, Inc.	11,477
3,800	VT Holdings Co. Ltd.	13,430
800	Wacoal Holdings Corp.	19,464
3,000	Wacom Co. Ltd.	12,822
1,800	Wakita & Co. Ltd.	18,954
1,600	Warabeya Nichiyo Holdings Co. Ltd.	28,907
2,000	Welcia Holdings Co. Ltd.	33,981
500	West Holdings Corp.	9,466
2,400	West Japan Railway Co.	49,941
600	WingArc1st, Inc.	12,029
300	Workman Co. Ltd.†	7,897

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Japan (Continued)
1,000	Xebio Holdings Co. Ltd.	$6,375
1,200	YA-MAN Ltd.†	7,880
1,100	Yakult Honsha Co. Ltd.†	22,468
9,500	Yamada Holdings Co. Ltd.	27,500
2,100	Yamaguchi Financial Group, Inc.†	21,252
900	Yamaha Corp.†	19,352
11,400	Yamaha Motor Co. Ltd.	104,639
1,300	Yamaichi Electronics Co. Ltd.	20,688
2,100	Yamato Holdings Co. Ltd.	30,186
400	Yamato Kogyo Co. Ltd.	22,677
1,500	Yamazaki Baking Co. Ltd.	38,635
1,700	Yamazen Corp.†	14,981
400	Yaoko Co. Ltd.†	24,016
1,200	Yaskawa Electric Corp.	50,765
1,200	Yellow Hat Ltd.	15,680
600	Yodogawa Steel Works Ltd.†	18,094
600	Yokogawa Bridge Holdings Corp.	11,546
2,000	Yokogawa Electric Corp.	45,885
1,100	Yokohama Rubber Co. Ltd.	29,546
2,500	Yokorei Co. Ltd.	16,977
1,500	Yokowo Co. Ltd.	15,200
1,100	Yonex Co. Ltd.	8,022
1,100	Yoshinoya Holdings Co. Ltd.	24,510
500	Yuasa Trading Co. Ltd.	17,407
700	Zenkoku Hosho Co. Ltd.†	25,003
900	Zensho Holdings Co. Ltd.†	37,426
2,300	Zeon Corp.†	19,972
800	ZERIA Pharmaceutical Co. Ltd.	11,182
1,100	Zojirushi Corp.	10,427
1,000	ZOZO, Inc.†	24,752
		38,949,890
	Netherlands—2.4%
2,261	Aalberts NV	108,768
3,265	ABN AMRO Bank NV, CVA#	55,831
576	Acomo NV	10,912
101	Adyen NV*,#	170,855
11,005	Aegon Ltd.	67,081
4,173	Aegon Ltd., Registered†	25,247
1,218	Akzo Nobel NV	90,905
292	Alfen NV†,#,*	15,751
3,191	Allfunds Group PLC	23,048
580	AMG Critical Materials NV	13,165
923	Aperam SA	29,166
1,347	Arcadis NV	82,470
2,831	ArcelorMittal SA	77,745
396	ASM International NV	241,766
1,963	ASML Holding NV	1,889,485
118	ASML Holding NV, Registered	114,516
2,907	ASR Nederland NV	142,353
1,371	Basic-Fit NV†,#,*	30,588
506	BE Semiconductor Industries NV	77,463
1,433	Coca-Cola Europacific Partners PLC	101,263
988	Corbion NV	21,158

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Netherlands (Continued)
954	CTP NV#	$17,003
691	Flow Traders Ltd.†	13,620
3,265	Fugro NV*	80,030
576	Heineken NV	55,517
541	IMCD NV	95,341
16,312	ING Groep NV	268,302
3,861	InPost SA*	59,503
1,082	JDE Peet's NV	22,716
9,384	Koninklijke Ahold Delhaize NV	280,635
7,677	Koninklijke BAM Groep NV	29,088
1,262	Koninklijke Heijmans NV, CVA	23,364
20,387	Koninklijke KPN NV	76,233
3,646	Koninklijke Philips NV	73,186
1,756	Koninklijke Philips NV†,*	35,120
1,604	Koninklijke Vopak NV	61,830
198	Nedap NV	14,440
2,998	NN Group NV	138,497
2,076	OCI NV	56,866
17,809	Pharming Group NV†,*	19,578
14,292	PostNL NV†	19,459
5,120	Prosus NV	160,602
1,154	Randstad NV†	60,905
2,766	SBM Offshore NV†	44,135
2,800	Signify NV#	86,334
839	Sligro Food Group NV	12,690
799	TKH Group NV	34,049
1,381	TomTom NV†,*	11,040
3,210	Universal Music Group NV	96,551
739	Van Lanschot Kempen NV	25,114
2,724	Wolters Kluwer NV	426,712
		5,787,996
	New Zealand—0.2%
5,589	a2 Milk Co. Ltd.†,*	22,639
45,960	Air New Zealand Ltd.	16,613
11,996	Arvida Group Ltd.	7,955
6,449	Auckland International Airport Ltd.	32,172
12,705	Channel Infrastructure NZ Ltd.	11,538
7,155	Chorus Ltd.	32,873
5,950	Contact Energy Ltd.	30,749
1,219	EBOS Group Ltd.	24,944
2,561	Fisher & Paykel Healthcare Corp. Ltd.	39,246
9,814	Fletcher Building Ltd.	24,157
3,784	Freightways Group Ltd.	20,008
12,901	Genesis Energy Ltd.	18,961
14,022	Heartland Group Holdings Ltd.†	10,723
4,880	Infratil Ltd.	31,750
21,719	KMD Brands Ltd.	7,137
647	Mainfreight Ltd.	26,943
5,585	Mercury NZ Ltd.	23,124
5,888	Meridian Energy Ltd.	20,790
12,393	Oceania Healthcare Ltd.†	4,665
1,991	Port of Tauranga Ltd.	6,423
684	Restaurant Brands New Zealand Ltd.	1,430

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	New Zealand (Continued)
7,473	Ryman Healthcare Ltd.*	$20,315
2,832	Skellerup Holdings Ltd.†	7,648
6,026	SKY Network Television Ltd.	10,189
18,375	SKYCITY Entertainment Group Ltd.†	22,835
7,885	Spark New Zealand Ltd.	22,447
4,276	Summerset Group Holdings Ltd.	29,124
7,097	Vector Ltd.	16,409
5,190	Warehouse Group Ltd.	4,806
		548,613
	Norway—0.8%
21,108	ABG Sundal Collier Holding ASA	11,821
2,559	Adevinta ASA*	26,824
511	AF Gruppen ASA	6,552
204	Aker ASA, Class A	11,716
4,007	Aker BP ASA	99,580
4,348	Aker Solutions ASA	15,547
1,456	Atea ASA	17,408
758	Atlantic Sapphire ASA*	63
2,299	Austevoll Seafood ASA	18,042
11,411	B2 Impact ASA	8,409
438	Bakkafrost P/F	28,120
621	Bluenord ASA*	32,776
480	Bonheur ASA	10,589
2,956	Borr Drilling Ltd.†,*	20,249
1,580	Borregaard ASA	27,535
1,681	Bouvet ASA	9,585
2,559	BW LPG Ltd.#	28,521
5,362	BW Offshore Ltd.	13,434
1,212	Cadeler AS, ADR*	21,986
968	Crayon Group Holding ASA*,#	7,124
4,353	DNB Bank ASA	86,246
12,792	DNO ASA	11,488
6,672	Elkem ASA#	13,103
745	Entra ASA#	7,699
9,681	Equinor ASA	255,390
4,440	Europris ASA#	31,900
1,012	FLEX LNG Ltd.	25,168
1,736	Frontline PLC	39,400
1,401	Gjensidige Forsikring ASA	20,286
2,309	Golden Ocean Group Ltd.	29,074
768	Grieg Seafood ASA	4,810
3,883	Hafnia Ltd.	26,700
2,715	Hexagon Composites ASA*	4,704
931	Hexagon Purus ASA*	536
2,783	Hoegh Autoliners ASA	23,635
1,218	Kid ASA#	15,909
3,798	Kitron ASA	11,894
391	Kongsberg Gruppen ASA	26,993
7,739	Leroy Seafood Group ASA	34,046
15,523	LINK Mobility Group Holding ASA*	28,282
2,023	Mowi ASA	37,072
6,935	MPC Container Ships ASA	8,014
14,484	NEL ASA*	6,441

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Norway (Continued)
864	Nordic Semiconductor ASA*	$6,828
9,874	Norsk Hydro ASA	54,024
5,255	Norske Skog ASA#	16,235
23,135	Norwegian Air Shuttle ASA*	34,884
5,186	Odfjell Drilling Ltd.	23,263
805	Odfjell SE, Class A	10,158
864	Odfjell Technology Ltd.	5,149
6,202	OKEA ASA	14,156
973	Okeanis Eco Tankers Corp.*,#	28,724
4,229	Orkla ASA	29,815
43,866	PGS ASA*	31,767
1,686	Protector Forsikring ASA	35,253
397	Salmar ASA	26,161
4,491	Scatec ASA#	29,846
614	Schibsted ASA, Class A	19,614
840	Schibsted ASA, Class B	25,425
6,053	Shelf Drilling Ltd.*,#	14,162
1,208	Sparebank 1 Oestlandet	13,842
1,083	SpareBank 1 Sorost-Norge	6,684
1,199	SpareBank 1 SR-Bank ASA	15,020
580	Stolt-Nielsen Ltd.	21,370
4,328	Storebrand ASA	39,866
2,103	Subsea 7 SA	33,425
3,478	Telenor ASA	38,684
2,114	TGS ASA	23,016
1,776	TOMRA Systems ASA	27,736
5,444	Var Energi ASA	17,877
1,273	Veidekke ASA	13,836
2,083	Wallenius Wilhelmsen ASA	16,951
388	Wilh Wilhelmsen Holding ASA, Class A	12,473
1,244	Yara International ASA	39,291
		1,890,206
	Portugal—0.2%
3,185	Altri SGPS SA†	17,971
189,974	Banco Comercial Portugues SA, Class R*	64,068
976	Corticeira Amorim SGPS SA†	10,351
2,841	CTT-Correios de Portugal SA	12,658
14,431	EDP - Energias de Portugal SA	56,204
1,832	EDP Renovaveis SA	24,795
5,216	Galp Energia SGPS SA	86,182
1,062	Greenvolt-Energias Renovaveis SA*	9,349
1,457	Jeronimo Martins SGPS SA	28,891
7,098	Mota-Engil SGPS SA†	36,872
5,953	Navigator Co. SA†	26,011
8,146	NOS SGPS SA†	31,866
10,709	REN - Redes Energeticas Nacionais SGPS SA	25,417
20,529	Sonae SGPS SA	19,490
		450,125
	Singapore—0.7%
4,200	AEM Holdings Ltd.†	6,812
26,296	Capitaland India Trust	20,449
14,300	CapitaLand Investment Ltd.	28,383

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Singapore (Continued)
6,300	City Developments Ltd.	$27,295
23,400	ComfortDelGro Corp. Ltd.	24,262
10,522	DBS Group Holdings Ltd.	280,769
3,900	DFI Retail Group Holdings Ltd.	8,385
18,300	First Resources Ltd.	18,568
23,100	Frencken Group Ltd.	28,570
35,400	Genting Singapore Ltd.	23,202
72,500	Geo Energy Resources Ltd.	18,524
132,400	Golden Agri-Resources Ltd.	26,475
800	Great Eastern Holdings Ltd.	10,795
11,200	GuocoLand Ltd.	12,442
2,600	Haw Par Corp. Ltd.	18,640
3,200	Hong Leong Finance Ltd.	5,901
7,200	Hongkong Land Holdings Ltd.	22,104
192,400	Hutchison Port Holdings Trust	24,242
1,900	iFAST Corp. Ltd.	9,372
1,700	Jardine Cycle & Carriage Ltd.	30,431
60,455	Keppel Infrastructure Trust	22,163
7,500	Keppel Ltd.	40,770
12,300	Nanofilm Technologies International Ltd.	6,513
46,800	Netlink NBN Trust	29,635
8,300	Olam Group Ltd.	6,885
16,439	Oversea-Chinese Banking Corp. Ltd.	164,238
25,200	Raffles Medical Group Ltd.	19,410
2,823	SATS Ltd.*	5,436
442,537	Seatrium Ltd.*	25,892
10,100	Sembcorp Industries Ltd.	40,393
19,200	Sheng Siong Group Ltd.	21,756
14,299	Singapore Airlines Ltd.†	67,775
7,100	Singapore Exchange Ltd.	48,429
32,900	Singapore Post Ltd.	10,234
13,200	Singapore Technologies Engineering Ltd.	39,299
17,800	Singapore Telecommunications Ltd.	33,352
22,000	StarHub Ltd.	19,226
5,192	Straits Trading Co. Ltd.	5,652
9,500	UMS Holdings Ltd.	9,498
10,200	United Overseas Bank Ltd.	221,412
6,300	UOL Group Ltd.	26,828
3,100	Venture Corp. Ltd.	32,762
15,300	Wilmar International Ltd.	38,866
15,000	Wing Tai Holdings Ltd.	15,664
23,500	Yangzijiang Shipbuilding Holdings Ltd.	33,242
		1,630,951
	Spain—1.7%
227	Acciona SA	27,637
2,509	Acerinox SA	27,515
2,524	ACS Actividades de Construccion y Servicios SA†	105,599
462	Aena SME SA#	90,938
1,188	Almirall SA†	10,593
3,838	Amadeus IT Group SA	246,119
2,480	Applus Services SA	30,608
5,985	Atresmedia Corp. de Medios de Comunicacion SA	28,617
36,165	Banco Bilbao Vizcaya Argentaria SA	430,743

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Spain (Continued)
9,155	Banco Bilbao Vizcaya Argentaria SA, ADR†	$108,395
65,963	Banco de Sabadell SA	103,544
71,052	Banco Santander SA	346,593
11,460	Bankinter SA†	83,850
31,430	CaixaBank SA†	152,350
2,453	Cellnex Telecom SA#	86,723
796	Cia de Distribucion Integral Logista Holdings SA	22,242
861	CIE Automotive SA	24,708
318	Construcciones y Auxiliar de Ferrocarriles SA†	11,596
1,292	Corp. ACCIONA Energias Renovables SA†	28,128
1,692	Ebro Foods SA†	28,184
986	Elecnor SA	20,477
3,876	Enagas SA†	57,560
7,602	Ence Energia y Celulosa SA†	26,458
3,205	Endesa SA	59,352
4,660	Ercros SA†	17,646
10,352	Faes Farma SA	35,124
823	Ferrovial SE	32,568
1,842	Fluidra SA	43,560
9,277	Gestamp Automocion SA#	29,825
4,339	Global Dominion Access SA#	15,752
1,891	Grifols SA†,*	17,010
705	Grupo Catalana Occidente SA†	26,963
19,014	Iberdrola SA	235,800
2,164	Indra Sistemas SA†	44,848
7,916	Industria de Diseno Textil SA	398,570
494	Laboratorios Farmaceuticos Rovi SA	43,116
5,075	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	5,065
19,051	Mapfre SA†	48,136
4,190	Melia Hotels International SA*	33,858
1,262	Naturgy Energy Group SA	27,366
1,960	Neinor Homes SA†,#	21,484
145	Pharma Mar SA†	4,496
2,599	Redeia Corp. SA	44,316
16,433	Repsol SA	273,732
11,547	Sacyr SA	42,605
1,856	Solaria Energia y Medio Ambiente SA†,*	20,234
2,349	Tecnicas Reunidas SA*	19,057
58,157	Telefonica SA	256,555
5,440	Telefonica SA, ADR†	23,990
3,839	Tubacex SA	13,813
21,017	Unicaja Banco SA#	26,007
258	Vidrala SA†	26,777
742	Viscofan SA†	47,150
		4,033,952
	Sweden—2.2%
984	AAK AB	23,387
1,552	AcadeMedia AB#	7,038
3,422	AddLife AB, Class B	35,806
3,120	AddNode Group AB	33,345
1,249	AddTech AB, Class B	28,448
1,712	AFRY AB	27,350
741	Alfa Laval AB	29,131

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Sweden (Continued)
1,866	Alimak Group AB#	$17,084
1,793	Alleima AB	12,084
510	Alligo AB, Class B	7,337
4,107	Ambea AB#	24,460
834	Annehem Fastigheter AB, Class B*	1,426
313	AQ Group AB	15,644
3,735	Arjo AB, Class B	17,848
3,136	Assa Abloy AB, Class B	89,973
13,066	Atlas Copco AB, Class A	220,696
7,880	Atlas Copco AB, Class B	116,426
810	Atrium Ljungberg AB, Class B	15,831
3,696	Attendo AB*,#	14,088
1,217	Avanza Bank Holding AB†	26,252
1,245	Axfood AB	36,196
1,079	Beijer Alma AB	19,495
1,530	Beijer Ref AB†	22,727
808	Bergman & Beving AB	15,814
2,259	Betsson AB, Class B	22,349
791	Better Collective AS*	21,246
1,218	Bilia AB, Class A	15,612
3,167	Billerud Aktiebolag	28,410
601	BioArctic AB#,*	12,094
1,495	BioGaia AB, Class B	17,444
981	Biotage AB	16,671
3,089	Boliden AB	85,782
3,759	Bonava AB, Class B†,*	3,719
1,975	Boozt AB*,#	25,924
2,967	Bravida Holding AB#	26,028
670	Bufab AB	26,277
1,399	Bure Equity AB	44,804
3,952	Byggmax Group AB*	13,291
381	Camurus AB*	18,064
2,626	Castellum AB*	34,567
447	Catena AB†	21,841
660	Cellavision AB	14,737
1,045	Cibus Nordic Real Estate AB publ†	13,697
855	Clas Ohlson AB, Class B	11,582
7,868	Cloetta AB, Class B	13,371
1,066	Concentric AB	19,061
1,370	Coor Service Management Holding AB#	6,419
14,402	Corem Property Group AB, Class B†	14,679
2,643	Dios Fastigheter AB†	21,272
3,369	Dometic Group AB#	27,238
11,292	Dustin Group AB#,*	13,334
736	Elanders AB, Class B	8,581
1,713	Electrolux AB, Class B†,*	15,302
3,376	Electrolux Professional AB, Class B	22,078
4,884	Elekta AB, Class B	36,822
8,427	Embracer Group AB†,*	18,379
2,293	Engcon AB†	18,005
3,115	Epiroc AB, Class A	58,523
1,782	Epiroc AB, Class B	30,183
689	Essity AB, Class A	16,414
4,784	Essity AB, Class B†	113,611

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Sweden (Continued)
460	Evolution AB#	$57,182
1,567	Fabege AB†	14,654
2,158	Fagerhult Group AB	14,899
6,378	Fastighets AB Balder, Class B*	46,882
79	Fenix Outdoor International AG	5,092
3,690	Fortnox AB	23,076
703	GARO AB	2,200
1,600	Getinge AB, Class B	32,197
2,730	Granges AB	29,534
6,297	H & M Hennes & Mauritz AB, Class B†	102,703
888	Hemnet Group AB	27,194
3,499	Hexagon AB, Class B	41,417
4,181	Hexatronic Group AB†	12,859
3,325	Hexpol AB	40,568
366	HMS Networks AB†	15,852
3,175	Hoist Finance AB*,#	15,750
833	Holmen AB, Class B*	33,883
690	Hufvudstaden AB, Class A	8,380
2,602	Husqvarna AB, Class B	22,276
1,077	Indutrade AB*	29,370
7,076	Instalco AB	27,950
2,972	International Petroleum Corp.*	35,345
1,692	Intrum AB†	3,950
649	INVISIO AB	14,764
2,675	Inwido AB	36,461
1,080	JM AB†	22,096
1,933	Karnov Group AB*	11,937
2,288	Kindred Group PLC, SDR	26,569
512	KNOW IT AB	7,558
2,602	Lagercrantz Group AB, Class B	39,818
977	Lifco AB, Class B	25,520
374	Lime Technologies AB	13,172
1,567	Lindab International AB	33,671
981	Loomis AB	27,384
641	Medcap AB*	22,876
1,134	Medicover AB, Class B	14,620
2,179	MEKO AB	24,550
2,979	Millicom International Cellular SA, SDR*	60,727
1,742	Modern Times Group MTG AB, Class B*	13,605
510	Momentum Group AB	6,170
1,828	Munters Group AB#	32,806
1,021	Mycronic AB	36,056
2,840	NCAB Group AB	18,612
2,359	NCC AB, Class B†	32,463
1,296	New Wave Group AB, Class B	15,507
5,005	Nibe Industrier AB, Class B†	24,576
3,170	Nobia AB†,*	1,303
3,940	Nolato AB, Class B	17,609
1,234	Nordic Waterproofing Holding AB†	18,907
1,918	Nordnet AB publ†	35,192
3,057	Norion Bank AB*	13,337
474	Note AB*	6,399
1,681	Nyfosa AB	16,584
1,014	OEM International AB, Class B	9,947

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Sweden (Continued)
1,353	Orron Energy AB†,*	$899
1,559	OX2 AB*	7,195
609	Pandox AB	10,224
6,582	Peab AB, Class B	41,414
1,578	Platzer Fastigheter Holding AB, Class B	13,563
1,200	Proact IT Group AB	12,399
4,394	Ratos AB, Class B†	14,441
774	Rejlers AB	10,376
5,625	Resurs Holding AB#	8,151
362	Saab AB, Class B	32,196
1,598	Sagax AB, Class B	42,160
6,434	Samhallsbyggnadsbolaget i Norden AB†	2,541
6,200	Sandvik AB	137,681
2,495	Scandi Standard AB	16,689
2,471	Scandic Hotels Group AB†,#,*	14,456
609	Sdiptech AB, Class B*	14,827
1,030	Sectra AB, Class B†	19,933
2,362	Securitas AB, Class B	24,350
10,448	Sinch AB#,*	26,213
13,385	Skandinaviska Enskilda Banken AB, Class A	181,255
2,462	Skanska AB, Class B†	43,816
426	SKF AB, Class A	8,696
2,848	SKF AB, Class B†	58,136
1,180	SkiStar AB†	17,782
562	Solid Forsakring AB	3,649
4,349	SSAB AB, Class A	32,097
7,406	SSAB AB, Class B	54,590
9,462	Stillfront Group AB*	8,422
3,118	Svenska Cellulosa AB SCA, Class B†	47,859
6,847	Svenska Handelsbanken AB, Class A	69,244
3,052	Sweco AB, Class B†	34,358
3,365	Swedbank AB, Class A†	66,740
1,127	Swedish Orphan Biovitrum AB*	28,133
2,426	Synsam AB	13,168
2,312	Systemair AB†	16,502
6,025	Tele2 AB, Class B	49,477
1,292	Telefonaktiebolaget LM Ericsson, Class A†	7,049
30,732	Telefonaktiebolaget LM Ericsson, Class B†	165,489
19,797	Telia Co. AB	50,732
1,057	Thule Group AB#	31,866
836	Trelleborg AB, Class B	29,905
1,381	Troax Group AB	31,764
6,750	Truecaller AB, Class B†,*	20,646
398	VBG Group AB, Class B	11,657
8,400	Viaplay Group AB†,*	745
471	Vitec Software Group AB, Class B	24,465
2,100	Vitrolife AB	39,434
1,595	Volvo AB, Class A†	43,928
13,803	Volvo AB, Class B†	374,089
7,017	Volvo Car AB, Class B*	26,602
1,622	Wallenstam AB, Class B	7,933

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Sweden (Continued)
2,008	Wihlborgs Fastigheter AB	$18,609
		5,177,851
	Switzerland—5.5%
8,020	ABB Ltd., Registered	372,521
1,684	Accelleron Industries AG	63,076
3,006	Adecco Group AG, Registered	118,860
3,400	Alcon, Inc.	281,973
362	Allreal Holding AG, Registered	62,136
137	ALSO Holding AG, Registered	35,547
19,322	ams-OSRAM AG*	22,443
47	APG SGA SA	11,517
1,914	Arbonia AG†	25,595
24,513	Aryzta AG*	44,495
590	Ascom Holding AG, Registered	5,384
148	Autoneum Holding AG†,*	26,520
2,191	Avolta AG*	91,177
765	Baloise Holding AG, Registered	119,859
58	Banque Cantonale de Geneve, Bearer Shares	18,522
362	Banque Cantonale Vaudoise, Registered†	42,066
55	Barry Callebaut AG, Registered	79,830
247	Basilea Pharmaceutica AG, Registered*	10,312
131	Belimo Holding AG, Registered	64,233
35	Bell Food Group AG, Registered	10,478
276	Bellevue Group AG†	6,457
76	Berner Kantonalbank AG, Registered†	20,562
300	BKW AG	46,039
127	Bossard Holding AG, Registered Class A†	30,840
147	Bucher Industries AG, Registered	64,678
68	Burckhardt Compression Holding AG	42,601
137	Burkhalter Holding AG	14,842
40	Bystronic AG†	21,156
262	Calida Holding AG, Registered	8,483
456	Cembra Money Bank AG†	38,175
1	Chocoladefabriken Lindt & Spruengli AG, Registered	120,641
2,000	Cie Financiere Richemont SA, Registered Class A	304,929
79	Cie Financiere Tradition SA, Bearer Shares	12,045
5,039	Clariant AG, Registered*	68,110
205	Coltene Holding AG, Registered†	13,093
95	Comet Holding AG, Registered	33,098
148	COSMO Pharmaceuticals NV	11,701
98	CPH Chemie & Papier Holding AG, Registered	9,541
93	Daetwyler Holding AG, Bearer Shares†	19,181
761	DKSH Holding AG	51,768
66	dormakaba Holding AG	34,725
967	DSM-Firmenich AG	109,958
3,335	EFG International AG	41,639
36	Emmi AG, Registered	35,727
44	EMS-Chemie Holding AG, Registered	33,762
388	Flughafen Zurich AG, Registered	88,024
30	Forbo Holding AG, Registered†	38,321
647	Fundamenta Real Estate AG	11,263
1,125	Galenica AG#	93,807
2,505	GAM Holding AG†,*	726

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Switzerland (Continued)
229	Geberit AG, Registered	$135,341
1,595	Georg Fischer AG, Registered	118,318
29	Givaudan SA, Registered	129,139
566	Helvetia Holding AG, Registered	78,011
136	Hiag Immobilien Holding AG	11,943
3,291	Holcim AG	297,991
298	Huber & Suhner AG, Registered†	25,179
547	Implenia AG, Registered†	19,834
109	Ina Invest Holding AG*	2,055
36	Inficon Holding AG, Registered	52,612
12	Interroll Holding AG, Registered	39,918
16	Intershop Holding AG	11,496
110	Investis Holding SA†	11,856
2,012	Julius Baer Group Ltd.	116,189
80	Jungfraubahn Holding AG, Registered	16,020
114	Kardex Holding AG, Registered	31,981
90	Komax Holding AG, Registered†	17,444
507	Kuehne & Nagel International AG, Registered†	141,107
580	Landis & Gyr Group AG	44,536
13	LEM Holding SA, Registered	24,592
167	Liechtensteinische Landesbank AG†	13,592
476	Logitech International SA, Registered	42,625
271	Lonza Group AG, Registered	162,327
367	Luzerner Kantonalbank AG, Registered†	28,771
103	Medacta Group SA#	13,979
636	Medmix AG#	11,298
9	Metall Zug AG, Registered Class B	13,173
1,480	Mobilezone Holding AG, Registered†	24,386
165	Mobimo Holding AG, Registered†	47,386
16,124	Nestle SA, Registered	1,711,896
1,918	Novartis AG, ADR	185,528
9,049	Novartis AG, Registered	876,655
4,832	OC Oerlikon Corp. AG, Registered	21,281
136	Orior AG	10,028
208	Partners Group Holding AG	297,060
27	Phoenix Mecano AG, Registered*	13,652
500	PSP Swiss Property AG, Registered	65,532
78	Rieter Holding AG, Registered†	11,278
6,700	Roche Holding AG	1,706,481
298	Roche Holding AG, Bearer Shares	80,295
200	Romande Energie Holding SA, Registered	11,931
2,886	Sandoz Group AG*	87,074
486	Sandoz Group AG, ADR†,*	14,629
254	Schindler Holding AG, Registered	61,961
25	Schweiter Technologies AG†	14,082
273	Sensirion Holding AG†,#,*	20,191
423	SFS Group AG†	55,628
1,132	SGS SA, Registered†,*	109,830
92	Siegfried Holding AG, Registered	93,954
4,806	SIG Group AG	106,581
694	Sika AG, Registered	206,696
194	SKAN Group AG	18,306
2,142	Softwareone Holding AG	39,474
242	Sonova Holding AG, Registered	70,063

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Switzerland (Continued)
68	St. Galler Kantonalbank AG, Registered	$36,645
829	Stadler Rail AG†	26,400
554	Straumann Holding AG, Registered	88,458
497	Sulzer AG, Registered	60,454
232	Swatch Group AG, Bearer Shares†	53,868
534	Swatch Group AG, Registered	24,218
208	Swiss Life Holding AG, Registered	145,809
1,371	Swiss Prime Site AG, Registered	129,294
3,164	Swiss Re AG	406,792
339	Swisscom AG, Registered*	207,268
164	Swissquote Group Holding SA, Registered	46,044
853	Temenos AG, Registered	60,987
174	TX Group AG	28,748
276	u-blox Holding AG†	26,564
13,387	UBS Group AG, Registered	411,771
1,464	UBS Group AG, Registered†	44,974
335	Valiant Holding AG, Registered	39,300
336	VAT Group AG#	174,101
23	Vaudoise Assurances Holding SA	11,451
400	Vetropack Holding AG, Registered	14,437
540	Vontobel Holding AG, Registered	32,753
77	VP Bank AG, Class A	8,009
318	VZ Holding AG	38,787
106	Walliser Kantonalbank, Registered	13,575
6	Warteck Invest AG, Registered	12,208
59	Ypsomed Holding AG, Registered	23,584
104	Zehnder Group AG, Registered*	6,896
6	Zug Estates Holding AG, Class B	12,108
2	Zuger Kantonalbank AG, Brearer Shares	17,741
875	Zurich Insurance Group AG	471,822
		13,180,687
	United Kingdom—8.8%
7,312	3i Group PLC	259,238
533	4imprint Group PLC	42,651
38,071	abrdn PLC†	67,800
2,939	Accesso Technology Group PLC*	19,883
2,058	Admiral Group PLC	73,691
3,336	Advanced Medical Solutions Group PLC	8,253
1,488	AG Barr PLC	10,930
23,240	Airtel Africa PLC#	31,034
6,044	AJ Bell PLC	23,068
12,432	Alliance Pharma PLC†	6,229
6,600	Anglo American PLC	162,589
2,371	Antofagasta PLC	61,018
8,120	Ascential PLC†,*	31,135
8,024	Ashmore Group PLC	19,820
4,716	Ashtead Group PLC	335,710
1,378	Ashtead Technology Holdings PLC	13,218
355	ASOS PLC†,*	1,718
1,357	Associated British Foods PLC	42,784
5,866	AstraZeneca PLC	790,575
2,628	AstraZeneca PLC, ADR	178,047

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	United Kingdom (Continued)
2,563	Atalaya Mining PLC†	$12,551
1,309	Auction Technology Group PLC*	10,210
7,793	Auto Trader Group PLC#	68,871
9,711	Aviva PLC	60,867
835	Avon Rubber PLC	11,403
9,181	B&M European Value Retail SA	63,246
6,888	Babcock International Group PLC	45,207
8,429	BAE Systems PLC	143,569
9,792	Balfour Beatty PLC	47,236
897	Bank of Georgia Group PLC	57,174
89,247	Barclays PLC	206,362
3,662	Barclays PLC, ADR†	34,606
10,368	Barratt Developments PLC	62,237
9,934	Beazley PLC	83,442
2,110	Bellway PLC	70,946
733	Berkeley Group Holdings PLC	44,019
2,271	Bloomsbury Publishing PLC	15,134
2,945	Bodycote PLC	25,889
8,370	boohoo Group PLC†,*	3,799
163,993	BP PLC	1,026,018
7,412	BP PLC, ADR	279,284
5,382	Breedon Group PLC	26,119
5,028	Bridgepoint Group PLC#	16,513
12,171	British American Tobacco PLC	369,601
773	British American Tobacco PLC, ADR	23,577
4,032	Britvic PLC	41,832
414	Brooks Macdonald Group PLC	9,432
97,861	BT Group PLC†	135,434
1,635	Bunzl PLC	62,899
2,654	Burberry Group PLC	40,632
3,634	Burford Capital Ltd.	57,012
5,366	Bytes Technology Group PLC	34,609
11,474	C&C Group PLC	23,721
40,000	Capita PLC*	6,664
3,477	Capricorn Energy PLC	7,680
7,460	Card Factory PLC*	8,700
510	Carnival PLC*	7,528
21,596	Centamin PLC	30,774
6,675	Central Asia Metals PLC	16,648
98,182	Centrica PLC	158,184
3,018	Chemring Group PLC	13,827
2,609	Chesnara PLC	8,660
577	Clarkson PLC	29,203
2,800	Close Brothers Group PLC	14,779
3,114	CMC Markets PLC#	8,549
33,791	Coats Group PLC	34,589
1,369	Coca-Cola HBC AG	43,249
10,000	Compass Group PLC	293,197
1,605	Computacenter PLC	54,614
9,207	ConvaTec Group PLC#	33,281
568	Cranswick PLC	29,364
4,845	Crest Nicholson Holdings PLC	11,814
828	CRH PLC	71,357
549	Croda International PLC	33,967

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	United Kingdom (Continued)
21,706	Currys PLC*	$16,588
914	CVS Group PLC	11,248
5,495	Darktrace PLC*	30,294
1,019	DCC PLC	74,081
2,945	De La Rue PLC*	3,029
10,115	Deliveroo PLC*,#	15,103
6,669	DFS Furniture PLC	9,310
9,998	Diageo PLC	369,168
335	Diploma PLC	15,737
20,487	Direct Line Insurance Group PLC*	50,435
3,490	DiscoverIE Group PLC	33,345
1,714	Diversified Energy Co. PLC†	20,508
7,529	Domino's Pizza Group PLC	32,746
8,792	dotdigital group PLC	9,543
21,490	Dowlais Group PLC	21,156
7,369	Dr Martens PLC	8,161
7,218	Drax Group PLC	45,679
24,538	DS Smith PLC	122,861
2,804	Dunelm Group PLC	40,062
2,569	easyJet PLC	18,508
5,917	Ecora Resources PLC†	5,706
13,055	Elementis PLC*	24,452
2,131	Energean PLC	29,398
74,403	EnQuest PLC*	13,241
3,543	Entain PLC	35,658
5,759	Essentra PLC	12,778
3,432	Evraz PLC*	—
4,699	Experian PLC	204,851
1,729	FDM Group Holdings PLC	7,485
5,122	Ferrexpo PLC*	2,823
1,189	Fevertree Drinks PLC	18,023
20,184	Firstgroup PLC†	45,957
478	Flutter Entertainment PLC*	95,262
4,050	Forterra PLC#	8,802
3,491	Frasers Group PLC*	35,734
2,026	Fresnillo PLC	12,016
1,255	Fuller Smith & Turner PLC, Class A	9,346
1,310	Fund Technologies PLC*	20,304
2,410	Future PLC†	18,646
2,798	Galliford Try Holdings PLC	8,476
465	Games Workshop Group PLC	58,925
1,706	Gamma Communications PLC	29,456
5,050	GB Group PLC	17,362
6,960	Genel Energy PLC†	7,318
2,857	Genuit Group PLC	15,902
882	Georgia Capital PLC*	14,761
86,470	Glencore PLC	475,078
3,132	Grafton Group PLC, CDI	39,618
14,240	Grainger PLC†	46,334
27,394	Greencore Group PLC*	41,248
1,534	Greggs PLC	55,645
21,221	GSK PLC	457,633
1,505	GSK PLC, ADR	64,519
9,789	Gulf Keystone Petroleum Ltd.†,*	13,998

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	United Kingdom (Continued)
4,549	Gym Group PLC†,#,*	$6,591
13,671	Haleon PLC	57,476
6,271	Halfords Group PLC	12,704
945	Halma PLC	28,244
15,421	Harbour Energy PLC	53,681
5,962	Hargreaves Lansdown PLC	55,384
21,097	Hays PLC	25,150
1,995	Headlam Group PLC	4,432
3,050	Helical PLC	8,007
7,460	Helios Towers PLC*	8,935
3,074	Henry Boot PLC	6,984
2,424	Hikma Pharmaceuticals PLC	58,696
1,312	Hill & Smith PLC	32,390
2,081	Hilton Food Group PLC	22,142
5,520	Hiscox Ltd.	86,392
5,513	Hochschild Mining PLC*	8,865
3,986	Hollywood Bowl Group PLC	16,577
7,741	Howden Joinery Group PLC	88,597
100,865	HSBC Holdings PLC	788,029
5,484	HSBC Holdings PLC, ADR†	215,850
3,532	Hunting PLC	14,733
4,879	Ibstock PLC#	9,280
13,192	IDOX PLC†	10,423
7,234	IG Group Holdings PLC	66,652
2,433	IMI PLC	55,735
910	Impax Asset Management Group PLC	5,335
9,231	Imperial Brands PLC	206,221
6,599	Inchcape PLC	60,301
2,109	Indivior PLC*	45,092
6,450	Informa PLC	67,667
3,740	IntegraFin Holdings PLC	13,123
917	InterContinental Hotels Group PLC	95,392
1,597	Intermediate Capital Group PLC	41,402
10,061	International Consolidated Airlines Group SA*	22,445
10,685	International Distributions Services PLC*	30,924
4,161	International Personal Finance PLC	5,724
1,532	Intertek Group PLC	96,391
6,648	Investec PLC	44,605
3,042	iomart Group PLC	5,583
35,770	IP Group PLC	21,490
25,606	IQE PLC†,*	6,787
32,542	ITV PLC	30,353
9,541	IWG PLC*	23,229
19,557	J. Sainsbury PLC	66,745
2,074	J.D. Wetherspoon PLC*	19,253
1,083	James Fisher & Sons PLC*	3,568
3,618	James Halstead PLC†	9,179
16,601	JD Sports Fashion PLC	28,182
1,084	JET2 PLC	19,729
10,403	John Wood Group PLC*	17,371
1,521	Johnson Matthey PLC	34,344
7,194	Johnson Service Group PLC	11,931
8,912	Jupiter Fund Management PLC	9,960
2,148	Just Eat Takeaway.com NV†,#,*	31,901

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	United Kingdom (Continued)
30,973	Just Group PLC	$41,125
1,680	Kainos Group PLC	20,473
1,556	Keller Group PLC	20,582
552	Keywords Studios PLC	9,071
11,122	Kier Group PLC*	18,474
23,151	Kingfisher PLC	72,875
4,919	Lancashire Holdings Ltd.	38,431
9,246	Learning Technologies Group PLC	9,966
40,503	Legal & General Group PLC	130,051
1,556	Liontrust Asset Management PLC	13,197
419,144	Lloyds Banking Group PLC	273,822
30,105	Lloyds Banking Group PLC, ADR	77,972
761	London Stock Exchange Group PLC	91,151
3,033	LSL Property Services PLC	10,183
13,116	M&G PLC	36,502
17,861	Man Group PLC	60,281
32,319	Marks & Spencer Group PLC	108,138
1,885	Marshalls PLC	6,538
18,395	Marston's PLC*	6,559
11,392	Me Group International PLC	23,926
3,805	Mears Group PLC	17,721
7,717	Melrose Industries PLC	65,550
8,089	Mitchells & Butlers PLC*	23,053
24,076	Mitie Group PLC	31,907
150	MJ Gleeson PLC	907
10,029	Mobico Group PLC	8,810
4,931	Mondi PLC	86,851
8,246	Moneysupermarket.com Group PLC	22,876
7,639	Moonpig Group PLC*	16,323
7,506	Morgan Advanced Materials PLC	27,000
1,378	Morgan Sindall Group PLC	40,350
765	Mortgage Advice Bureau Holdings Ltd.	8,806
1,086	MP Evans Group PLC†	11,103
5,870	National Grid PLC	78,978
1,372	National Grid PLC, ADR†	93,598
33,155	NatWest Group PLC	111,103
15,508	NatWest Group PLC, ADR†	105,454
5,311	NCC Group PLC	8,339
2,402	Next 15 Group PLC	28,013
979	Next PLC	114,075
2,759	Nexxen International Ltd.*	7,313
5,427	Ninety One PLC†	11,699
537	NMC Health PLC*	—
4,680	On the Beach Group PLC*,#	9,758
8,824	OSB Group PLC	42,032
1,080	Oxford Instruments PLC	28,966
5,545	Pagegroup PLC	31,396
40,396	Pan African Resources PLC	11,472
3,228	Paragon Banking Group PLC	28,133
1,213	PayPoint PLC	7,441
4,475	Pearson PLC	58,853
3,518	Pennon Group PLC	28,751
1,878	Persimmon PLC	31,193
4,723	Petrofac Ltd.†,*	1,635

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	United Kingdom (Continued)
10,688	Pets at Home Group PLC	$36,207
5,331	Phoenix Group Holdings PLC	37,182
41,805	Pinewood Technologies Group PLC*	20,261
3,157	Playtech PLC*	18,385
1,562	Plus500 Ltd.	35,585
1,124	Polar Capital Holdings PLC	6,462
14,328	Premier Foods PLC	27,018
7,055	Prudential PLC	66,160
1,341	Prudential PLC, ADR†	25,841
8,123	PureTech Health PLC†,*	22,812
5,219	PZ Cussons PLC	5,909
7,065	QinetiQ Group PLC	32,565
19,168	Quilter PLC#	25,911
956	Rathbones Group PLC	18,678
12,130	Reach PLC	12,003
4,228	Reckitt Benckiser Group PLC	240,777
6,125	Redde Northgate PLC	29,493
6,252	Redrow PLC	52,514
9,691	RELX PLC	418,806
310	RELX PLC, ADR	13,420
2,776	Renew Holdings PLC	32,374
1,514	Renewi PLC*	10,969
428	Renishaw PLC	22,959
7,633	Rentokil Initial PLC	45,444
1,162	Ricardo PLC	6,702
10,136	Rightmove PLC	70,311
3,804	Rio Tinto PLC	240,877
541	Rio Tinto PLC, SP ADR	34,483
1,675	Robert Walters PLC	8,604
51,408	Rolls-Royce Holdings PLC*	276,863
9,205	Rotork PLC	38,200
5,432	RS Group PLC	49,829
3,518	RWS Holdings PLC	8,330
4,500	S4 Capital PLC*	2,985
3,036	Sabre Insurance Group PLC#	6,874
948	Saga PLC†,*	1,465
3,736	Sage Group PLC	59,673
2,515	Savills PLC	33,838
5,215	Schroders PLC	24,788
5,266	Senior PLC	11,751
25,172	Serco Group PLC	60,269
4,307	Serica Energy PLC	10,247
11,630	Severfield PLC	8,044
1,639	Severn Trent PLC	51,096
53,100	Shell PLC	1,759,279
9,675	Shell PLC, ADR	648,612
9,302	SIG PLC*	3,428
33,155	Sirius Real Estate Ltd.	40,989
2,645	Smart Metering Systems PLC	31,781
2,913	Smith & Nephew PLC	36,458
833	Smith & Nephew PLC, ADR†	21,125
1,470	Smiths Group PLC	30,456
1,667	Softcat PLC	33,412
797	Spectris PLC	33,266

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	United Kingdom (Continued)
12,936	Speedy Hire PLC	$4,147
170	Spirax-Sarco Engineering PLC	21,564
7,170	Spire Healthcare Group PLC#	20,995
10,386	Spirent Communications PLC	26,217
4,519	SSE PLC	94,110
11,406	SSP Group PLC	31,556
4,597	St. James's Place PLC	26,951
15,119	Standard Chartered PLC	128,120
4,177	SThree PLC	22,670
3,024	Synthomer PLC*	9,916
6,868	Tate & Lyle PLC	53,528
21,402	Taylor Wimpey PLC	37,021
704	TBC Bank Group PLC	28,567
2,011	Telecom Plus PLC	41,322
41,950	Tesco PLC	157,041
25,894	THG PLC†,*	22,557
5,954	TI Fluid Systems PLC#	10,821
16,738	TP ICAP Group PLC	47,575
5,304	Trainline PLC#,*	24,796
5,604	Travis Perkins PLC	51,591
2,958	TT Electronics PLC	5,921
42,736	Tullow Oil PLC†,*	16,808
4,191	Tyman PLC	15,314
7,296	Unilever PLC	366,172
4,797	United Utilities Group PLC	62,301
6,783	Vanquis Banking Group PLC	4,512
11,363	Vertu Motors PLC	9,681
5,245	Vesuvius PLC	32,782
863	Victrex PLC	14,149
1,479	Videndum PLC	5,395
20,342	Virgin Money U.K. PLC	54,918
4,160	Vistry Group PLC	64,582
244,935	Vodafone Group PLC	217,823
3,200	Volex PLC	11,632
6,400	Volution Group PLC	35,106
3,542	Watches of Switzerland Group PLC*,#	16,031
5,138	Watkin Jones PLC†	2,639
2,052	Weir Group PLC	52,368
1,764	WH Smith PLC	29,322
1,109	Whitbread PLC	46,387
5,006	Wickes Group PLC	9,800
3,672	Wincanton PLC	27,808
1,347	Wise PLC, Class A*	15,787
4,839	WPP PLC	46,026
248	WPP PLC, ADR†	11,755
930	XPS Pensions Group PLC	2,712
589	Young & Co's Brewery PLC, Class A†	7,271
		21,236,576
	United States—0.0%
1,592	ADTRAN Holdings, Inc.	8,650
3,578	Arcadium Lithium PLC, CDI*	15,808

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	United States (Continued)
2,586	Newmont Corp., CDI	$90,510
		114,968
	TOTAL COMMON STOCKS (Cost $146,725,677)	168,706,572

	Affiliated Investment Company—28.5%

	United States—28.5%
2,989,806	DFA Emerging Markets Core Equity Portfolio, Class I‡‡ (Cost $58,690,540)	68,496,445

		Expiration Date
	WarrantS—0.0%

	Canada—0.0%
122	Constellation Software, Inc.*,§	03/31/2040	0

	TOTAL WARRANTS (Cost $0)		0

	Rights—0.0%

	Sweden—0.0%
3,170	Nobia AB*,§	04/17/2024	1,688

	TOTAL RIGHTS (Cost $11,323)		1,688

	Preferred Stocks—0.4%

	Germany—0.4%
666	Bayerische Motoren Werke AG, 8.59%		71,420
882	Dr Ing hc F Porsche AG, 1.09%#		87,809
387	Draegerwerk AG & Co. KGaA, 0.38%		21,251
120	Einhell Germany AG,1.93%		19,808
1,205	FUCHS SE, 2.33%		59,671
805	Henkel AG & Co. KGaA, 2.49%		64,701
949	Jungheinrich AG, 1.99%		35,097
917	Porsche Automobil Holding SE, 5.22%		48,595
183	Sartorius AG, 0.39%*		72,772
491	Sixt SE, 9.04%		36,021
88	STO SE & Co. KGaA, 3.18%		15,019
2,512	Volkswagen AG, 7.16%		332,905
			865,069
	Italy—0.0%
1,392	Danieli & C Officine Meccaniche SpA, 1.35%		36,718

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares			Value (Note 1)
	Italy (Continued)
29,205	Telecom Italia SpA, 0.0%*		$7,184
			43,902
	TOTAL PREFERRED STOCK (Cost $1,059,018)		908,971

		7-Day Yield
	Short-Term Investments—3.6%
8,695,480	State Street Navigator Securities Lending Government Money Market Portfolio (Cost $8,695,480)††	5.37%	8,695,480
	TOTAL INVESTMENTS, AT VALUE—102.6% (Cost $215,182,038)		246,809,156
	Liabilities in Excess of Other Assets—(2.6)%		(6,288,910)
	NET ASSETS—100.0%		$240,520,246

Notes to the Schedule of Investments:
ADR—American Depositary Receipt
SP ADR—Sponsored American Depositary Receipt
†	Denotes all or a portion of security on loan. As of March 31, 2024, the market value of the securities on loan was $15,842,588 (Note 1).
††	Represents cash collateral received from securities lending transactions. Non-cash collateral amounted to $8,053,582.
§	Fair valued security - Represents fair value as measured based on the Portfolio Valuation policies specified in Note 1. As of March 31, 2024, the total value of the fair valued securities was $1,688.
*	Non-income producing security
#	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of securities exempt from registration under Rule 144A of the Securities Act of 1933 at March 31, 2024, amounts to approximately $3,635,075, and represents 1.51% of net assets.
‡‡	Affiliated issuer. Assets with a total aggregate market value of $68,496,445, or 28.5% of net assets, were affiliated with the Fund as of March 31, 2024 (Note 2).
Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

At March 31, 2024, industry diversification of the M International Equity Fund's investments as a percentage of net assets was as follows:

Summary of Industry Classifications	Percentage of Net Assets
Mutual Funds	28.5%
Banks	6.7%
Oil, Gas and Consumable Fuels	5.7%
Pharmaceuticals	3.9%
Metals and Mining	3.3%
Insurance	3.1%
Machinery	2.9%
Automobiles	2.4%
Chemicals	2.4%
Semiconductors and Semiconductor Equipment	2.3%
Capital Markets	1.9%
Food Products	1.8%
Textiles, Apparel and Luxury Goods	1.8%
Consumer Staples Distribution & Retail	1.4%
Construction and Engineering	1.3%
Diversified Telecommunication Services	1.3%
Professional Services	1.3%
Real Estate Management and Development	1.3%
Electronic Equipment, Instruments & Components	1.2%
Hotels, Restaurants & Leisure	1.2%
Trading Companies and Distributors	1.2%
Automobile Components	1.1%
Specialty Retail	1.1%
Household Durables	1.0%
Aerospace & Defense	0.9%
Electric Utilities	0.9%
Electrical Equipment	0.9%
Health Care Equipment and Supplies	0.9%
IT Services	0.9%
Software	0.9%
Building Products	0.8%
Commercial Services & Supplies	0.8%
Beverages	0.7%
Ground Transportation	0.7%
Industrial Conglomerates	0.7%
Broadline Retail	0.6%
Financial Services	0.6%
Wireless Telecommunication Services	0.6%
Air Freight and Logistics	0.5%
Construction Materials	0.5%
Health Care Providers and Services	0.5%
Media	0.5%
Personal Care Products	0.5%
Containers and Packaging	0.4%
Multi-Utilities	0.4%
Biotechnology	0.3%
Energy Equipment and Services	0.3%
Entertainment	0.3%
Independent Power and Renewable Electricity Producers	0.3%
Life Sciences Tools and Services	0.3%
Marine Transportation	0.3%
Paper and Forest Products	0.3%

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Tobacco	0.3%
Transportation Infrastructure	0.3%
Communications Equipment	0.2%
Consumer Finance	0.2%
Gas Utilities	0.2%
Household Products	0.2%
Interactive Media & Services	0.2%
Leisure Products	0.2%
Passenger Airlines	0.2%
Technology Hardware, Storage & Peripherals	0.2%
Distributors	0.1%
Diversified Consumer Services	0.1%
Health Care Technology	0.1%
Water Utilities	0.1%
Short-Term Investments	3.6%
Total	102.6%

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Shares		Value (Note 1)
	Common Stocks—99.1%

	Beverages—1.7%
79,000	Monster Beverage Corp.*	$4,683,120

	Biotechnology—2.3%
46,100	Neurocrine Biosciences, Inc.*	6,358,112

	Broadline Retail—6.4%
96,300	Amazon.com, Inc.*	17,370,594

	Capital Markets—2.3%
84,600	Charles Schwab Corp.	6,119,964

	Communications Equipment—5.9%
55,075	Arista Networks, Inc.*	15,970,649

	Financial Services—9.9%
65,300	Fiserv, Inc.*	10,436,246
10,100	Mastercard, Inc., Class A	4,863,857
41,100	Visa, Inc., Class A	11,470,188
		26,770,291
	Ground Transportation—3.6%
127,300	Uber Technologies, Inc.*	9,800,827

	Health Care Equipment and Supplies—2.1%
84,630	Boston Scientific Corp.*	5,796,309

	Hotels, Restaurants & Leisure—1.4%
1,265	Chipotle Mexican Grill, Inc.*	3,677,064

	Interactive Media & Services—9.5%
87,850	Alphabet, Inc., Class A*	13,259,200
25,700	Meta Platforms, Inc., Class A	12,479,406
		25,738,606
	IT Services—2.7%
11,300	Accenture PLC, Class A	3,916,693
12,600	EPAM Systems, Inc.*	3,479,616
		7,396,309
	Professional Services—2.7%
18,850	Automatic Data Processing, Inc.	4,707,599
13,725	Paycom Software, Inc.	2,731,412
		7,439,011
	Semiconductors and Semiconductor Equipment—23.7%
67,900	Advanced Micro Devices, Inc.*	12,255,271
12,600	ASML Holding NV, Registered	12,227,922
58,700	Entegris, Inc.	8,249,698
34,950	NVIDIA Corp.	31,579,422
		64,312,313
	Software—24.9%
13,150	Adobe, Inc.*	6,635,490

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Software (Continued)
29,700	Autodesk, Inc.*	$7,734,474
24,700	Dynatrace, Inc.*	1,147,068
64,200	Fortinet, Inc.*	4,385,502
20,600	Intuit, Inc.	13,390,000
82,020	Microsoft Corp.	34,507,454
		67,799,988

	TOTAL COMMON STOCKS (Cost $154,618,719)	269,233,157

	TOTAL INVESTMENTS, AT VALUE—99.1% (Cost $154,618,719)	269,233,157
	Other Assets in Excess of Liabilities—0.9%	2,522,904
	NET ASSETS—100.0%	$271,756,061

Notes to the Schedule of Investments:

*	Non-income producing security

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

At March 31, 2024, industry sector diversification of the M Large Cap Growth Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	57.2%
Financials	12.1%
Communication Services	9.5%
Consumer Discretionary	7.8%
Industrials	6.3%
Health Care	4.5%
Consumer Staples	1.7%
Total	99.1%

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Shares		Value (Note 1)
	Common Stocks—98.1%

	Aerospace & Defense—1.3%
9,999	BWX Technologies, Inc.	$1,026,098
3,328	Curtiss-Wright Corp.	851,768
63,361	Kratos Defense & Security Solutions, Inc.*	1,164,575
		3,042,441
	Automobile Components—3.3%
50,605	BorgWarner, Inc.	1,758,018
75,448	Dana, Inc.	958,190
27,293	Mobileye Global, Inc., Class A†, *	877,470
22,412	Modine Manufacturing Co.*	2,133,398
117,671	Stoneridge, Inc.*	2,169,853
		7,896,929
	Banks—3.7%
36,681	Bancorp, Inc.*	1,227,346
31,400	Citizens Financial Group, Inc.	1,139,506
92,393	First BanCorp	1,620,573
21,594	Pinnacle Financial Partners, Inc.	1,854,493
17,273	Popular, Inc.	1,521,579
15,036	Wintrust Financial Corp.	1,569,608
		8,933,105
	Biotechnology—4.9%
14,083	BioMarin Pharmaceutical, Inc.*	1,230,009
26,579	Exact Sciences Corp.*	1,835,546
37,596	Halozyme Therapeutics, Inc.*	1,529,406
10,362	Incyte Corp.*	590,323
27,848	Insmed, Inc.*	755,516
21,705	Natera, Inc.*	1,985,140
8,244	Sarepta Therapeutics, Inc.*	1,067,268
2,542	United Therapeutics Corp.*	583,948
25,809	Vericel Corp.*	1,342,584
10,889	Viking Therapeutics, Inc.*	892,898
		11,812,638
	Building Products—3.8%
25,331	AZEK Co., Inc.*	1,272,123
19,736	Builders FirstSource, Inc.*	4,115,943
36,784	Trex Co., Inc.*	3,669,204
		9,057,270
	Capital Markets—2.0%
45,207	Carlyle Group, Inc.	2,120,661
13,088	Raymond James Financial, Inc.	1,680,761
21,126	TPG, Inc.	944,332
		4,745,754
	Chemicals—2.0%
14,136	Albemarle Corp.†	1,862,277
69,351	Aspen Aerogels, Inc.*	1,220,578

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Chemicals (Continued)
28,465	FMC Corp.	$1,813,220
		4,896,075
	Commercial Services & Supplies—0.4%
56,724	Interface, Inc.	954,098

	Construction and Engineering—4.1%
13,847	AECOM	1,358,114
53,380	Granite Construction, Inc.	3,049,599
39,018	MasTec, Inc.*	3,638,428
6,907	Quanta Services, Inc.	1,794,439
		9,840,580
	Construction Materials—2.9%
13,971	Eagle Materials, Inc.	3,796,619
72,358	Summit Materials, Inc., Class A*	3,224,996
		7,021,615
	Containers and Packaging—0.7%
110,321	Pactiv Evergreen, Inc.	1,579,797

	Diversified Consumer Services—0.5%
66,035	Perdoceo Education Corp.	1,159,575

	Diversified Telecommunication Services—0.6%
20,442	Cogent Communications Holdings, Inc.	1,335,476

	Electrical Equipment—4.0%
176,316	Array Technologies, Inc.*	2,628,872
11,104	EnerSys	1,048,884
2,064	Hubbell, Inc.	856,663
17,897	NEXTracker, Inc., Class A*	1,007,064
3,691	Regal Rexnord Corp.	664,749
97,272	Shoals Technologies Group, Inc., Class A*	1,087,501
26,923	Vertiv Holdings Co.	2,198,801
		9,492,534
	Electronic Equipment, Instruments & Components—5.8%
6,371	Belden, Inc.	590,018
46,075	Coherent Corp.*	2,793,066
6,827	Fabrinet*	1,290,440
91,030	Flex Ltd.*	2,604,368
30,044	Jabil, Inc.	4,024,394
10,143	Rogers Corp.*	1,203,873
21,367	Sanmina Corp.*	1,328,600
		13,834,759
	Financial Services—1.2%
45,303	NMI Holdings, Inc., Class A*	1,465,099

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Financial Services (Continued)
56,855	Paymentus Holdings, Inc., Class A*	$1,293,451
		2,758,550
	Food Products—0.7%
36,932	Darling Ingredients, Inc.*	1,717,707

	Ground Transportation—3.2%
33,853	Knight-Swift Transportation Holdings, Inc.	1,862,592
73,333	RXO, Inc.*	1,603,793
35,170	XPO, Inc.*	4,291,795
		7,758,180
	Health Care Equipment and Supplies—5.6%
4,802	Align Technology, Inc.*	1,574,672
28,918	Cooper Cos., Inc.	2,934,020
15,131	Hologic, Inc.*	1,179,613
8,783	Inspire Medical Systems, Inc.*	1,886,501
10,946	Insulet Corp.*	1,876,144
15,583	Lantheus Holdings, Inc.*	969,886
32,464	Novocure Ltd.*	507,412
2,503	STERIS PLC	562,725
28,342	Tandem Diabetes Care, Inc.*	1,003,590
47,780	Varex Imaging Corp.*	864,818
		13,359,381
	Hotels, Restaurants & Leisure—3.0%
25,794	Boyd Gaming Corp.	1,736,452
68,286	Caesars Entertainment, Inc.*	2,986,830
40,618	Planet Fitness, Inc., Class A*	2,543,905
		7,267,187
	Industrial REITs—1.1%
93,408	LXP Industrial Trust	842,540
14,544	Rexford Industrial Realty, Inc.	731,563
24,850	STAG Industrial, Inc.	955,234
		2,529,337
	Insurance—1.8%
5,632	Everest Group Ltd.	2,238,720
24,657	Trupanion, Inc.†, *	680,780
16,231	WR Berkley Corp.	1,435,469
		4,354,969
	Interactive Media & Services—0.6%
96,017	ZoomInfo Technologies, Inc.*	1,539,152

	IT Services—2.2%
4,536	EPAM Systems, Inc.*	1,252,662
100,865	Grid Dynamics Holdings, Inc.*	1,239,631
2,978	MongoDB, Inc.*	1,068,030

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	IT Services (Continued)
15,988	Okta, Inc.*	$1,672,664
		5,232,987
	Leisure Products—0.9%
107,861	Mattel, Inc.*	2,136,726

	Life Sciences Tools and Services—2.5%
92,959	Avantor, Inc.*	2,376,962
10,491	Charles River Laboratories International, Inc.*	2,842,536
18,224	Qiagen NV*	783,450
		6,002,948
	Machinery—1.5%
15,568	Stanley Black & Decker, Inc.	1,524,574
89,338	Stratasys Ltd.*	1,038,108
22,644	Symbotic, Inc.†, *	1,018,980
		3,581,662
	Marine Transportation—0.7%
18,343	Kirby Corp.*	1,748,455

	Media—1.1%
156,833	Integral Ad Science Holding Corp.*	1,563,625
101,718	Magnite, Inc.*	1,093,468
		2,657,093
	Metals and Mining—3.5%
87,128	ATI, Inc.*	4,458,340
38,305	Carpenter Technology Corp.	2,735,743
35,729	MP Materials Corp.†, *	510,925
42,910	Sigma Lithium Corp.†, *	556,113
		8,261,121
	Office REITs—0.3%
4,724	Alexandria Real Estate Equities, Inc.	608,971

	Oil, Gas and Consumable Fuels—3.7%
27,514	Devon Energy Corp.	1,380,652
63,859	Navigator Holdings Ltd.	980,236
182,251	Permian Resources Corp.	3,218,553
64,505	SM Energy Co.	3,215,574
		8,795,015
	Passenger Airlines—2.6%
43,190	Alaska Air Group, Inc.*	1,856,738
323,115	Azul SA, ADR†, *	2,510,604
248,782	Controladora Vuela Cia de Aviacion SAB de CV, ADR†, *	1,845,962
		6,213,304
	Pharmaceuticals—1.3%
19,394	Amphastar Pharmaceuticals, Inc.*	851,591
27,760	Elanco Animal Health, Inc.*	451,933
5,122	Jazz Pharmaceuticals PLC*	616,791

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Pharmaceuticals (Continued)
37,866	Pacira BioSciences, Inc.*	$1,106,444
		3,026,759
	Professional Services—3.1%
8,781	Equifax, Inc.	2,349,093
32,852	KBR, Inc.	2,091,358
5,684	Paycom Software, Inc.	1,131,173
203,528	Planet Labs PBC†, *	518,997
17,464	TransUnion	1,393,627
		7,484,248
	Real Estate Management and Development—0.4%
51,384	DigitalBridge Group, Inc.	990,170

	Residential REITs—0.3%
46,958	Independence Realty Trust, Inc.	757,433

	Retail REITs—0.3%
32,573	NETSTREIT Corp.†	598,366

	Semiconductors and Semiconductor Equipment—7.7%
93,590	indie Semiconductor, Inc., Class A†, *	662,617
7,430	Lattice Semiconductor Corp.*	581,249
23,922	MACOM Technology Solutions Holdings, Inc.*	2,287,900
47,415	MaxLinear, Inc.*	885,238
11,113	MKS Instruments, Inc.	1,478,029
3,193	Monolithic Power Systems, Inc.	2,163,002
22,834	Qorvo, Inc.*	2,622,028
14,123	SiTime Corp.*	1,316,687
6,007	SolarEdge Technologies, Inc.*	426,377
41,730	Ultra Clean Holdings, Inc.*	1,917,076
10,837	Universal Display Corp.	1,825,493
73,984	Wolfspeed, Inc.†, *	2,182,528
		18,348,224
	Software—1.9%
19,148	Envestnet, Inc.*	1,108,861
12,945	Guidewire Software, Inc.*	1,510,811
1,932	HubSpot, Inc.*	1,210,514
1,841	Tyler Technologies, Inc.*	782,443
		4,612,629
	Specialty Retail—0.3%
120,015	Leslie's, Inc.*	780,097

	Technology Hardware, Storage & Peripherals—0.7%
33,622	Pure Storage, Inc., Class A*	1,748,008

	Trading Companies and Distributors—5.9%
40,566	Beacon Roofing Supply, Inc.*	3,976,279
65,371	FTAI Aviation Ltd.	4,399,468
15,677	GMS, Inc.*	1,525,999

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Trading Companies and Distributors (Continued)
340,969	MRC Global, Inc.*	$4,285,981
		14,187,727
	TOTAL COMMON STOCKS (Cost $166,287,659)	234,659,052

		7-Day Yield
	Short-Term Investments—2.8%

6,773,692	State Street Navigator Securities Lending Government Money Market Portfolio (Cost $6,773,692)††	5.37%	6,773,692
	TOTAL INVESTMENTS, AT VALUE—100.9% (Cost $173,061,351)		241,432,744
	Liabilities in Excess of Other Assets—(0.9)%		(2,065,063)
	NET ASSETS—100.0%		$239,367,681

Notes to the Schedule of Investments:
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
* Non-income producing security
† Denotes all or a portion of security on loan. As of March 31, 2024, the market value of the securities on loan was $11,089,561 (Note 1).
†† Represents collateral received from securities lending transactions. Non-cash collateral amounted to $4,745,801.
Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

At March 31, 2024, industry sector diversification of the M Capital Appreciation Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Industrials	30.7%
Information Technology	18.3%
Health Care	14.3%
Materials	9.1%
Financials	8.7%
Consumer Discretionary	8.0%
Energy	3.7%
Real Estate	2.3%
Communication Services	2.3%
Consumer Staples	0.7%
Short-Term Investments	2.8%
Total	100.9%

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Shares		Value (Note 1)
	Common Stocks—97.6%

	Aerospace & Defense—2.2%
500	Huntington Ingalls Industries, Inc.	$145,735
2,100	L3Harris Technologies, Inc.	447,510
3,100	Lockheed Martin Corp.	1,410,097
9,400	RTX Corp.	916,782
3,600	Textron, Inc.	345,348
		3,265,472
	Air Freight and Logistics—0.7%
3,300	FedEx Corp.	956,142

	Automobile Components—0.1%
800	Lear Corp.	115,904

	Automobiles—1.1%
62,300	Ford Motor Co.	827,344
18,500	General Motors Co.	838,975
		1,666,319
	Banks—11.6%
84,900	Bank of America Corp.	3,219,408
23,400	Citigroup, Inc.	1,479,816
5,000	Citizens Financial Group, Inc.	181,450
1,000	Commerce Bancshares, Inc.	53,200
700	Cullen/Frost Bankers, Inc.	78,799
1,600	East West Bancorp, Inc.	126,576
7,400	Fifth Third Bancorp	275,354
11,400	Huntington Bancshares, Inc.	159,030
38,400	JPMorgan Chase & Co.	7,691,520
7,200	KeyCorp.	113,832
1,800	M&T Bank Corp.	261,792
4,300	PNC Financial Services Group, Inc.	694,880
10,000	Regions Financial Corp.	210,400
1,900	Webster Financial Corp.	96,463
39,000	Wells Fargo & Co.	2,260,440
		16,902,960
	Beverages—0.2%
100	Coca-Cola Consolidated, Inc.	84,641
2,499	Molson Coors Beverage Co., Class B	168,058
		252,699
	Biotechnology—4.9%
21,800	AbbVie, Inc.	3,969,780
6,900	Amgen, Inc.	1,961,808
16,200	Gilead Sciences, Inc.	1,186,650
		7,118,238
	Broadline Retail—0.3%
100	Dillard's, Inc., Class A†	47,164

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Broadline Retail (Continued)
6,400	eBay, Inc.	$337,792
		384,956
	Building Products—1.4%
1,100	Allegion PLC	148,181
2,000	Builders FirstSource, Inc.*	417,100
1,800	Fortune Brands Innovations, Inc.	152,406
8,200	Johnson Controls International PLC	535,624
4,200	Masco Corp.	331,296
1,800	Owens Corning	300,240
700	UFP Industries, Inc.	86,107
		1,970,954
	Capital Markets—5.0%
1,400	Ameriprise Financial, Inc.	613,816
10,900	Bank of New York Mellon Corp.	628,058
4,200	Carlyle Group, Inc.	197,022
4,400	Goldman Sachs Group, Inc.	1,837,836
3,500	Invesco Ltd.	58,065
2,300	Jefferies Financial Group, Inc.	101,430
1,000	LPL Financial Holdings, Inc.	264,200
22,000	Morgan Stanley	2,071,520
2,300	Northern Trust Corp.	204,516
2,500	Raymond James Financial, Inc.	321,050
5,300	Robinhood Markets, Inc., Class A*	106,689
800	SEI Investments Co.	57,520
4,400	State Street Corp.	340,208
1,400	Stifel Financial Corp.	109,438
2,800	T. Rowe Price Group, Inc.	341,376
		7,252,744
	Chemicals—1.1%
2,100	CF Industries Holdings, Inc.	174,741
8,700	Dow, Inc.	503,991
1,600	Eastman Chemical Co.	160,352
4,285	LyondellBasell Industries NV, Class A	438,270
1,850	Olin Corp.	108,780
1,700	PPG Industries, Inc.	246,330
		1,632,464
	Communications Equipment—1.8%
53,700	Cisco Systems, Inc.	2,680,167

	Construction Materials—0.1%
500	Eagle Materials, Inc.	135,875

	Consumer Finance—2.6%
3,700	Ally Financial, Inc.	150,183
9,500	American Express Co.	2,163,055
4,700	Capital One Financial Corp.	699,783
3,700	Discover Financial Services	485,033

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Consumer Finance (Continued)
5,700	Synchrony Financial	$245,784
		3,743,838
	Consumer Staples Distribution & Retail—1.0%
1,000	BJ's Wholesale Club Holdings, Inc.*	75,650
9,100	Kroger Co.	519,883
3,900	Sysco Corp.	316,602
3,300	Target Corp.	584,793
		1,496,928
	Containers and Packaging—0.6%
1,600	Berry Global Group, Inc.	96,768
2,300	Crown Holdings, Inc.	182,298
4,000	Graphic Packaging Holding Co.	116,720
4,300	International Paper Co.	167,786
1,500	Packaging Corp. of America	284,670
		848,242
	Diversified Consumer Services—0.2%
1,100	H&R Block, Inc.	54,021
2,900	Service Corp. International	215,209
		269,230
	Diversified Telecommunication Services—2.4%
77,400	AT&T, Inc.	1,362,240
51,400	Verizon Communications, Inc.	2,156,744
		3,518,984
	Electric Utilities—1.5%
9,600	Duke Energy Corp.	928,416
4,400	Edison International	311,212
2,452	OGE Energy Corp.	84,103
1,549	Pinnacle West Capital Corp.	115,757
9,500	PPL Corp.	261,535
7,700	Southern Co.	552,398
		2,253,421
	Electrical Equipment—0.1%
500	Regal Rexnord Corp.	90,050

	Electronic Equipment, Instruments & Components—0.7%
1,200	Arrow Electronics, Inc.*	155,352
10,900	Corning, Inc.	359,264
2,500	Jabil, Inc.	334,875
1,200	TD SYNNEX Corp.	135,720
		985,211
	Energy Equipment and Services—0.6%
10,900	Baker Hughes Co.	365,150
10,800	Halliburton Co.	425,736

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Energy Equipment and Services (Continued)
3,100	NOV, Inc.	$60,512
		851,398
	Financial Services—1.5%
5,600	Equitable Holdings, Inc.	212,856
6,544	Fiserv, Inc.*	1,045,862
3,200	Global Payments, Inc.	427,712
7,500	PayPal Holdings, Inc.*	502,425
		2,188,855
	Food Products—0.6%
1,300	Bunge Global SA	133,276
900	Ingredion, Inc.	105,165
15,800	Kraft Heinz Co.	583,020
		821,461
	Ground Transportation—0.7%
24,400	CSX Corp.	904,508
2,400	U-Haul Holding Co.NV	160,032
200	U-Haul Holding Co.†, *	13,508
		1,078,048
	Health Care Equipment and Supplies—0.9%
14,500	Medtronic PLC	1,263,675

	Health Care Providers and Services—7.6%
3,462	Cardinal Health, Inc.	387,398
3,200	Cencora, Inc.	777,568
5,800	Centene Corp.*	455,184
4,400	Cigna Group	1,598,036
13,700	CVS Health Corp.	1,092,712
1,200	DaVita, Inc.*	165,660
4,000	Elevance Health, Inc.	2,074,160
5,400	HCA Healthcare, Inc.	1,801,062
1,800	Henry Schein, Inc.*	135,936
1,600	Laboratory Corp. of America Holdings	349,536
2,700	McKesson Corp.	1,449,495
500	Molina Healthcare, Inc.*	205,415
2,300	Quest Diagnostics, Inc.	306,153
1,100	Tenet Healthcare Corp.*	115,621
1,200	Universal Health Services, Inc., Class B	218,952
		11,132,888
	Hotels, Restaurants & Leisure—0.4%
1,349	Boyd Gaming Corp.	90,815
800	Darden Restaurants, Inc.	133,720
1,400	Expedia Group, Inc.*	192,850
3,400	MGM Resorts International*	160,514
		577,899
	Household Durables—1.8%
5,700	DR Horton, Inc.	937,935
4,400	Lennar Corp., Class A	756,712
30	NVR, Inc.*	242,999

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Household Durables (Continued)
4,300	PulteGroup, Inc.	$518,666
800	Toll Brothers, Inc.	103,496
		2,559,808
	Independent Power and Renewable Electricity Producers—0.3%
5,600	Vistra Corp.	390,040

	Insurance—6.3%
8,600	Aflac, Inc.	738,396
1,000	American Financial Group, Inc.	136,480
8,600	American International Group, Inc.	672,262
4,800	Arch Capital Group Ltd.*	443,712
700	Assurant, Inc.	131,768
5,500	Chubb Ltd.	1,425,215
1,900	Cincinnati Financial Corp.	235,923
3,500	Fidelity National Financial, Inc.	185,850
1,300	First American Financial Corp.	79,365
1,200	Globe Life, Inc.	139,644
4,400	Hartford Financial Services Group, Inc.	453,420
3,300	Loews Corp.	258,357
150	Markel Group, Inc.*	228,222
11,100	MetLife, Inc.	822,621
3,800	Old Republic International Corp.	116,736
400	Primerica, Inc.	101,184
3,400	Principal Financial Group, Inc.	293,454
4,900	Prudential Financial, Inc.	575,260
900	Reinsurance Group of America, Inc.	173,592
5,600	Travelers Cos., Inc.	1,288,784
2,700	Unum Group	144,882
800	Willis Towers Watson PLC	220,000
3,450	WR Berkley Corp.	305,118
		9,170,245
	IT Services—1.7%
6,000	Cognizant Technology Solutions Corp., Class A	439,740
10,300	International Business Machines Corp.	1,966,888
1,500	Twilio, Inc., Class A*	91,725
		2,498,353
	Leisure Products—0.1%
1,200	Brunswick Corp.	115,824
3,800	Mattel, Inc.*	75,278
		191,102
	Machinery—4.9%
950	AGCO Corp.	116,869
6,100	Caterpillar, Inc.	2,235,223
1,900	Cummins, Inc.	559,835
3,600	Deere & Co.	1,478,664
1,800	Dover Corp.	318,942
700	Middleby Corp.*	112,553
800	Oshkosh Corp.	99,768
6,722	PACCAR, Inc.	832,788
1,700	Parker-Hannifin Corp.	944,843

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Machinery (Continued)
2,200	Pentair PLC	$187,968
800	Snap-on, Inc.	236,976
800	Timken Co.	69,944
		7,194,373
	Media—2.3%
1,200	Charter Communications, Inc., Class A*	348,756
57,200	Comcast Corp., Class A	2,479,620
5,200	Fox Corp., Class A	162,604
3,400	Omnicom Group, Inc.	328,984
		3,319,964
	Metals and Mining—1.4%
6,100	Cleveland-Cliffs, Inc.*	138,714
700	Commercial Metals Co.	41,139
4,900	Nucor Corp.	969,710
1,000	Reliance, Inc.	334,180
3,300	Steel Dynamics, Inc.	489,159
3,100	U.S. Steel Corp.	126,418
		2,099,320
	Multi-Utilities—1.1%
5,200	CenterPoint Energy, Inc.	148,148
4,300	Consolidated Edison, Inc.	390,483
8,200	Public Service Enterprise Group, Inc.	547,596
8,200	Sempra	589,006
		1,675,233
	Oil, Gas and Consumable Fuels—12.9%
4,300	APA Corp.	147,834
3,100	Cheniere Energy, Inc.	499,968
22,669	Chevron Corp.	3,575,808
300	Chord Energy Corp.	53,472
16,100	ConocoPhillips	2,049,208
9,200	Coterra Energy, Inc.	256,496
4,500	Devon Energy Corp.	225,810
9,100	EOG Resources, Inc.	1,163,344
49,900	Exxon Mobil Corp.	5,800,376
29,300	Kinder Morgan, Inc.	537,362
8,935	Marathon Oil Corp.	253,218
4,900	Marathon Petroleum Corp.	987,350
1,100	Murphy Oil Corp.	50,270
1,700	New Fortress Energy, Inc.†	52,003
11,700	Occidental Petroleum Corp.	760,383
5,300	Phillips 66	865,702
3,100	Range Resources Corp.	106,733
5,000	Valero Energy Corp.	853,450

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Oil, Gas and Consumable Fuels (Continued)
13,300	Williams Cos., Inc.	$518,301
		18,757,088
	Passenger Airlines—0.2%
5,100	Delta Air Lines, Inc.	244,137

	Pharmaceuticals—3.0%
700	Jazz Pharmaceuticals PLC*	84,294
26,300	Johnson & Johnson	4,160,397
14,700	Viatris, Inc.	175,518
		4,420,209
	Professional Services—0.3%
200	CACI International, Inc., Class A*	75,766
1,599	Leidos Holdings, Inc.	209,613
1,400	Robert Half, Inc.	110,992
600	Science Applications International Corp.	78,234
		474,605
	Real Estate Management and Development—0.1%
400	Jones Lang LaSalle, Inc.*	78,036

	Semiconductors and Semiconductor Equipment—2.3%
1,700	Amkor Technology, Inc.	54,808
5,900	Microchip Technology, Inc.	529,289
14,500	QUALCOMM, Inc.	2,454,850
2,200	Skyworks Solutions, Inc.	238,304
		3,277,251
	Software—0.1%
7,000	Gen Digital, Inc.	156,800

	Specialty Retail—3.1%
1,300	AutoNation, Inc.*	215,254
2,500	Bath & Body Works, Inc.	125,050
2,800	Best Buy Co., Inc.	229,684
1,800	CarMax, Inc.*	156,798
500	Dick's Sporting Goods, Inc.	112,430
400	Lithia Motors, Inc.	120,344
11,600	Lowe's Cos., Inc.	2,954,868
300	Murphy USA, Inc.	125,760
1,000	Penske Automotive Group, Inc.	161,990
900	Williams-Sonoma, Inc.	285,777
		4,487,955
	Technology Hardware, Storage & Peripherals—1.1%
3,100	Dell Technologies, Inc., Class C	353,741
20,700	Hewlett Packard Enterprise Co.	367,011
20,500	HP, Inc.	619,510
2,700	NetApp, Inc.	283,419
		1,623,681
	Textiles, Apparel and Luxury Goods—0.3%
700	Crocs, Inc.*	100,660

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

Shares		Value (Note 1)
	Textiles, Apparel and Luxury Goods (Continued)
1,200	Levi Strauss & Co., Class A	$23,988
400	PVH Corp.	56,244
649	Ralph Lauren Corp.	121,856
1,800	Skechers USA, Inc., Class A*	110,268
		413,016
	Tobacco—1.9%
22,900	Altria Group, Inc.	998,898
19,300	Philip Morris International, Inc.	1,768,266
		2,767,164
	Trading Companies and Distributors—0.5%
900	United Rentals, Inc.	648,999
400	WESCO International, Inc.	68,512
		717,511

	TOTAL COMMON STOCKS (Cost $105,260,841)	141,970,913

	Exchange-Traded Fund—1.9%
15,900	iShares Russell 1000 Value ETF (Cost $2,722,623)	2,847,849

		7-Day Yield
	Short-Term Investments—0.1%

86,684	State Street Navigator Securities Lending Government Money Market Portfolio (Cost $86,684)††	5.37%	86,684
	TOTAL SHORT-TERM INVESTMENTS (Cost $86,684)		86,684

	TOTAL INVESTMENTS, AT VALUE—99.6% (Cost $108,070,147)		144,905,446
	Other Assets in Excess of Liabilities—0.4%		595,705
	NET ASSETS—100.0%		$145,501,151

Notes to the Schedule of Investments:
*	Non-income producing security
†	Denotes all or a portion of security on loan. As of March 31, 2024, the market value of the securities on loan was $95,436 (Note 1).
††	Represents cash collateral received from securities lending transactions. Non-cash collateral amounted to $10,741.
Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2024

At March 31, 2024, industry sector diversification of the M Large Cap Value Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Financials	28.9%
Health Care	16.5%
Energy	13.5%
Industrials	11.0%
Information Technology	7.7%
Consumer Discretionary	7.3%
Communication Services	4.7%
Consumer Staples	3.7%
Materials	3.2%
Utilities	2.9%
Real Estate	0.1%
Short-Term Investments	0.1%
Total	99.6%

The accompanying notes are an integral part of these Schedules of Investments.

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

M Fund, Inc. (the "Corporation") was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of March 31, 2024, the Corporation consisted of four separate diversified investment portfolios: M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund (each singularly a “Fund” or collectively the “Funds”), each of which is a separate mutual fund.

1.	Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies and are consistently followed by the Funds in the preparation of their Schedules of Investments.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange (other than the National Association of Securities Dealers Automated Quotation System “NASDAQ”) are valued at the last sale price on the exchange on which the securities are traded. If no sale occurs, equity securities and other similar investments traded on a U.S. exchange (other than NASDAQ) are valued at the most recent bid price. Equity securities and other similar investments traded on NASDAQ are valued at the NASDAQ Official Closing Price. If no sale occurs, equity securities and other similar investments traded on NASDAQ are valued at the most recent bid price. Equity securities and other similar investments traded on a non-U.S. exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Directors may decide to value the security based on fair value. The Board of Directors has approved the use of an independent fair value service for foreign securities, which may provide a fair value price on trading days when the S&P 500 Index moves more than 0.5%. The use of a fair value price may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the Fund’s NAV. Over-the-counter securities are valued at the last sale price on the valuation date or, if no sale occurs, at the most recent bid price. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant accretion or amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which a pricing service supplies no quotations or quotations are not deemed to be representative of market value or for which there are no readily available market quotations are valued at fair value as determined in good faith by the Pricing Committee appointed by the Board of Directors (excluding debt securities with a remaining maturity of sixty days or less). Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the fair value hierarchy.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable data inputs and minimize the use of unobservable data inputs and to establish classification of fair value measurements for disclosure purposes.

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (Continued)

Inputs refer broadly to the assumptions that market participants would use to price the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use to price the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use to price the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments;

•	Level 2 — quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments).

The valuation techniques used by the Funds to measure fair value during the period ended March 31, 2024 maximized the use of observable inputs and minimized the use of unobservable inputs.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

As of March 31, 2024, the M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund, had (i) all long-term investments classified as Level 1, as represented on the Schedule of Investments; and (ii) all short-term investments classified as Level 2.

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of March 31, 2024 in valuing the M International Equity Fund investments:

Assets Valuation Input

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$11,581,834	$—	$—	$11,581,834
Austria	791,110	—	—	791,110
Belgium	1,778,697	—	—	1,778,697
Canada	18,080,880	—	—	18,080,880
Denmark	5,248,448	—	—	5,248,448
Finland	2,107,975	—	—	2,107,975
France	14,497,625	—	—	14,497,625
Germany	11,428,668	—	—	11,428,668
Hong Kong	2,963,980	—	—	2,963,980
Ireland	716,031	—	—	716,031
Israel	1,774,493	—	—	1,774,493
Italy	4,735,016	—	—	4,735,016
Japan	38,949,890	—	—	38,949,890
Netherlands	5,787,996	—	—	5,787,996
New Zealand	548,613	—	—	548,613
Norway	1,890,206	—	—	1,890,206
Portugal	450,125	—	—	450,125
Singapore	1,630,951	—	—	1,630,951
Spain	4,033,952	—	—	4,033,952
Sweden	5,177,851	—	—	5,177,851
Switzerland	13,180,687	—	—	13,180,687
United Kingdom	21,236,576	—	—	21,236,576
United States	114,968	—	—	114,968
Total Common Stocks	168,706,572	—	—	168,706,572
Affiliated Investment Company
United States	68,496,445	—	—	68,496,445
Warrants
Canada	—	—	—	—
Rights
Sweden	—	1,688	—	1,688
Preferred Stocks
Germany	865,069	—	—	865,069
Italy	43,902	—	—	43,902
Total Preferred Stock	908,971	—	—	908,971
Short-Term Investments	—	8,695,480	—	8,695,480
Total Investments, at Value	238,111,988	8,697,168	—	246,809,156
Total	$238,111,988	$8,697,168	$—	$246,809,156

At March 31, 2024, Level 2 Common Stocks were priced based on a fair value determination by the Valuation Committee.

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (Continued)

The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value for the M International Equity Fund:

Investments in Securities	Balance as of December 31, 2023	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3*	Transfers out of Level 3	Balance as of March 31, 2024	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 3/31/24 for the period ended 3/31/24
Common Stocks	$39	$-	$-	$-	$-	$-	$(39)	$-	$-
Rights	-	-	-	-	-	-	-	-	-
Total	$39	$-	$-	$-	$-	$-	$(39)	$-	$-

* The Fund(s) recognize transfers between the levels as of the beginning of the period.

The M International Equity Fund did not have any significant transfers in and out of Level 1, Level 2 or Level 3 of the fair value hierarchy during the period ended March 31, 2024.

Securities Lending

The Funds participate in a securities lending program under the terms of a Securities Lending Agency Agreement with State Street Bank and Trust Company, which serves as the Funds’ securities lending agent. Each Fund may loan its portfolio securities in an amount up to 33 1/3 of its total assets. The Funds receive cash (U.S. currency) and non-cash (U.S. Treasuries and Agencies) as collateral against the loaned securities. Cash collateral is invested by the securities lending agent in a money market mutual fund that meets the quality and diversification requirements in accordance with Rule 2a-7 under the 1940 Act. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any change in the amount of collateral is delivered to or paid by the Fund the next day. The collateral value does not include the calculated mark, which is the amount charged/returned to the borrower daily to maintain 102% or 105% of market value. There is a day lag in receiving the mark, which may at times result in a collateral percentage above or below 102% or 105%.

The cash collateral received is recorded on a lending Fund’s statement of assets and liabilities, along with the related obligation to return the collateral. A Fund may also record realized gain or loss on securities deemed sold due to a borrower's inability to return securities on loan. Upon an event of default under the Securities Agency Lending Agreement, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. If the borrower fails to return loaned securities and collateral is insufficient to cover the value of loaned securities (provided that the insufficiency is not due to investment losses), the securities lending agent has agreed, at its option, to pay the amount of any shortfall in collateral to the Funds; or to replace the securities. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the Internal Revenue Code of 1986, as amended.

Income generated from the investment of collateral, less negotiated rebate fees paid to the borrower through the securities lending agent, is the source of the Fund’s securities lending income, 75% of which is paid to the Fund, 25% of which is paid to the custodian as securities lending agent.

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (Continued)

As of March 31, 2024, the value of the securities on loan and the value of the related collateral were as follows:

	Value of Securities Loaned with Cash Collateral	Value of Cash Collateral	Value of Securities Loaned with Non-Cash Collateral	Value of Non-Cash Collateral
M International Equity Fund	$8,276,247	$8,695,480	$7,566,341	$8,053,582
M Capital Appreciation Fund	6,415,150	6,773,692	4,674,410	4,745,801
M Large Cap Value Fund	84,900	86,684	10,536	10,741

2.	Tax Information

As of March 31, 2024, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ Depreciation
M International Equity Fund	$218,239,499	$44,876,516	$(16,306,859)	$28,569,657
M Large Cap Growth Fund	155,296,734	115,629,096	(1,692,673)	113,936,423
M Capital Appreciation Fund	176,096,302	80,374,925	(15,038,483)	65,336,442
M Large Cap Value Fund	108,365,761	37,096,327	(556,642)	36,539,685

The Funds did not have any unrecognized tax benefits as of March 31, 2024, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense. During the period ended March 31, 2024, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, December 2021 through December 2023. No examination of any of the Funds' tax filings is currently in progress.